File No. 33-15253
                                                                        811-5221

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
                  Pre-Effective Amendment No. _____                          |_|

                  Post-Effective Amendment No.   24                          |X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                  Amendment No.  26                                          |X|

                            SELIGMAN PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)


                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450



                            THOMAS G. ROSE, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)


     It is proposed that this filing will become effective (check appropriate box):

|_|  immediately upon filing pursuant to paragraph (b)


|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)


|X|  75 days after filing pursuant to paragraph (a)(2)


|_|  on (date) pursuant to paragraph (a)(2) of rule 485.

     If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    SELIGMAN
----------------
PORTFOLIOS, INC.


                   o    Seligman Bond Portfolio

                   o    Seligman Capital Portfolio

                   o    Seligman Cash Management Portfolio

                   o    Seligman Common Stock Portfolio

                   o    Seligman Communications and Information Portfolio

                   o    Seligman Frontier Portfolio

                   o    Seligman Henderson Global Growth Opportunities Portfolio

                   o    Seligman Henderson Global Smaller Companies Portfolio

                   o    Seligman Henderson Global Technology Portfolio

                   o    Seligman Henderson International Portfolio

                   o    Seligman High-Yield Bond Portfolio

                   o    Seligman Income Portfolio

                   o    Seligman Large-Cap Growth Portfolio

                   o    Seligman Large-Cap Value Portfolio

                   o    Seligman Small-Cap Value Portfolio



The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in this Fund should be considered based on the investment objective, strategies and risks described herein, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Fund is suitable for you.



                                   PROSPECTUS

                                   MAY 1, 1999

                                                        managed by


                                                          [LOGO]
                                                  J. & W. SELIGMAN & CO.
                                                       INCORPORATED
                                                     ESTABLISHED 1864

EQVA1 5/99

Table of Contents

The Fund

Discussions of the investment objectives, strategies, risks, and performance of the Portfolios of the Fund

Overview of the Fund    P-1
      Seligman Bond Portfolio    P-2
      Seligman Capital Portfolio    P-5
      Seligman Cash Management Portfolio    P-7
      Seligman Common Stock Portfolio    P-10
      Seligman Communications and
        Information Portfolio    P-13
      Seligman Frontier Portfolio    P-16
      Seligman Henderson Global
        Growth Opportunities Portfolio    P-19
      Seligman Henderson Global
        Smaller Companies Portfolio    P-22
      Seligman Henderson Global
        Technology Portfolio    P-25
      Seligman Henderson International
        Portfolio    P-28
      Seligman High-Yield Bond Portfolio    P-31
      Seligman Income Portfolio    P-34
      Seligman Large-Cap
        Growth Portfolio    P-37
      Seligman Large-Cap Value Portfolio    P-39
      Seligman Small-Cap Value Portfolio    P-41
      Management of the Fund    P-43
      Year 2000    P-44
      Euro Conversion    P-44

Shareholder Information
      Pricing of Fund Shares    P-45
      How to Purchase and Sell Shares    P-45
      Dividends and Capital Gain
        Distributions    P-45
      Taxes    P-45

Financial Highlights    P-46

For More Information    back cover


TIMES CHANGE ... VALUES ENDURE

The Fund

OVERVIEW OF THE FUND

This Prospectus contains information about Seligman Portfolios, Inc. The Fund consists of the following 15 separate and distinct portfolios:

Seligman Bond Portfolio
Seligman Capital Portfolio
Seligman Cash Management Portfolio
Seligman Common Stock Portfolio
Seligman Communications and Information Portfolio
Seligman Frontier Portfolio
Seligman Henderson Global Growth Opportunities Portfolio
Seligman Henderson Global Smaller Companies Portfolio
Seligman Henderson Global Technology Portfolio
Seligman Henderson International Portfolio
Seligman High-Yield Bond Portfolio
Seligman Income Portfolio
Seligman Large-Cap Growth Portfolio
Seligman Large-Cap Value Portfolio
Seligman Small-Cap Value Portfolio

Shares of the Fund's Portfolios are not offered or sold directly to investors. They are offered and sold only to insurance company separate accounts.

The shares are currently provided as the investment medium for certain variable annuity accounts offered by Canada Life Insurance Company of America and Canada Life Insurance Company of New York.

Shares of some Portfolios of the Fund may not be offered to all Canada Life Accounts. Shares of the Fund will be purchased and sold by Canada Life Accounts at net asset value, without charge. However, the Canada Life Accounts are subject to certain fees and charges. These fees and charges for the Canada Life Accounts are described in the prospectuses or disclosure documents for Canada Life Accounts and should be read together with this Prospectus, as applicable.

Shares of some of the Portfolios of the Fund are also provided as the investment medium for Seligman Mutual Benefit Plan, a separate account of MBL Life Assurance Corporation. However, MBL Life no longer accepts applications for new contracts nor will it accept additional purchase payments under existing contracts.


Each Portfolio has its own objectives, strategies and risks. A discussion of each Portfolio begins on the next page. You should read this information before making an investment decision about that Portfolio.

Seligman Bond Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objective is favorable current income.

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests in fixed-income securities, diversified among a number of market sectors. The Portfolio has a fundamental policy that at least 80% of the Portfolio's assets will be invested in securities that are rated investment grade when purchased by the Portfolio. The Portfolio may invest in securities of any duration. Capital appreciation will be a secondary consideration in selecting securities for purchase by the Portfolio.

The types of securities in which the Portfolio may invest include corporate debt securities (including bonds and debentures convertible into common stock or with rights and warrants), securities issued or guaranteed by the US Treasury, its agencies or instrumentalities, mortgage-backed securities, and high-grade money market instruments. The Portfolio may also hold or sell any securities obtained through the exercise of conversion rights or warrants, or as a result of a reorganization, recapitalization, or liquidation proceeding of any issuer of securities owned by the Portfolio.

The Portfolio uses an investment approach that combines macro analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value). The average maturity of the Portfolio will vary in response to what the investment manager believes to be the long-term trend in interest rates. Additionally, the Portfolio's concentration in any particular market sector and the Portfolio's individual security holdings will vary depending on what the investment manager believes to be the relative value offered by certain sectors, as well as specific securities within those sectors.

In selecting individual securities for purchase by the Portfolio, the investment manager will seek to identify securities of various market sectors that it believes offer better total return opportunities.

The Portfolio generally sells securities when the investment manager believes that the direction of long-term interest rates is changing, better opportunities exist in the market, or yield spreads (i.e., the yields offered on different securities) have become exceedingly narrow so the Portfolio is not being amply rewarded for buying long-term securities (which generally offer higher yields but are subject to more price volatility than short-term securities), or when the Portfolio must meet cash requirements.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities and may invest up to 10% of its total assets directly in foreign securities. The Portfolio may purchase securities on a when-issued basis (i.e., delivery of securities and payment of the purchase price takes place after the commitment to purchase the securities). The Fund generally does not invest a significant amount, if any, in illiquid or foreign securities.

Except for its fundamental policy stated above, the Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's investment objective of favorable current income.

The Portfolio's objective, as well as its fundamental policy, may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman Bond Portfolio

PRINCIPAL RISKS

The value of your investment in the Portfolio will fluctuate with fluctuations in the value of the securities held by the Portfolio. The principal factors that may affect the value of the Portfolio's securities holdings are changes in interest rates and the credit worthiness of the issuers of securities held by the Portfolio.

Interest rate risk. Changes in market interest rates will affect the value of securities held by the Portfolio. The Portfolio invests mostly in fixed-income securities. In general, the market value of fixed-income securities moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. The Portfolio's net asset value per share generally moves in the same direction as the market value of the securities it holds. Therefore, if interest rates rise, you should expect the Portfolio's net asset value per share to fall, and if interest rates fall, the Portfolio's net asset value should rise.

Long-term securities are generally more sensitive to changes in interest rates, and therefore subject to a greater degree of market price volatility. To the extent the Portfolio holds long-term securities, its net asset value will be subject to a greater degree of fluctuation than if it held securities of shorter duration.

Credit risk. A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a debt security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

While the Portfolio is required to invest a majority of its assets in securities rated investment grade on the date of purchase, there is no guarantee that these securities are free from credit risk. Moody's and S&P ratings are generally accepted measures of credit risk. However, these ratings are subject to certain limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future conditions. Ratings also are not updated continuously.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in reducing the number of ready buyers.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Bond Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Bond Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity contracts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1989                8.70%
                          1990                6.14%
                          1991               14.58%
                          1992                5.60%
                          1993                7.98%
                          1994               -3.39%
                          1995               19.18%
                          1996                0.09%
                          1997                8.98%
                          1998                8.20%


       Best calendar quarter return: XX.X% - quarter ended ____
       Worst calendar quarter return: XX.X% - quarter ended ____

================================================================================




================================================================================

Portfolio Management

The Bond Portfolio is managed by the Seligman Taxable Fixed Income Group, headed by Gary S. Zeltzer. Mr. Zeltzer joined Seligman in March 1998 as Senior Vice President, Manager Taxable Fixed Income. He is a Vice President of the Fund and has been a Portfolio Manager of the Bond Portfolio since March 1998. Prior to joining Seligman, Mr. Zeltzer was a Group Vice President and Portfolio Manager at Schroder Capital Management from July 1979 to March 1998. Mr. Zeltzer also manages the Cash Management Portfolio of the Fund; and he manages Seligman Cash Management Fund, Inc. and Seligman U.S. Government Securities Series, a series of Seligman High Income Fund Series.

Seligman Capital Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objective is capital appreciation.

The Portfolio uses the following principal strategies to seek its objective:

Generally, the Portfolio invests primarily in the common stock of medium-sized US companies. Common stocks are chosen for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet (e.g., low ratio of debt to total capital). In selecting individual securities for investment, the investment manager then looks to identify medium-sized companies that it believes display one or more of the following:

          o    Proven track record

          o    Strong management

          o    Multiple product lines

          o Potential for improvement in overall operations (i.e., catalyst for growth in revenues and/or earnings)

          o    Positive supply and demand outlook for its industry

The investment manager also looks at the forecasted earnings of a company considered for investment to determine if the company has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

Although the Portfolio generally concentrates its investments in common stocks, it may invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer capital appreciation opportunities.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio may borrow money from time to time to purchase securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's investment objective of capital appreciation.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will meet its objective.

Seligman Capital Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Concentration of investments in any one industry is avoided, except under unusual circumstances. The Portfolio may, however, invest more heavily in certain industries which the investment manager believes offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

To the extent that the Portfolio invests some of its assets in higher-risk securities, such as foreign securities or illiquid securities, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies, or for other reasons. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Capital Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Capital Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity contracts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1989               16.47%
                          1990               -3.18%
                          1991               59.05%
                          1992                6.80%
                          1993               11.65%
                          1994               -4.59%
                          1995               27.17%
                          1996               14.51%
                          1997               21.31%
                          1998               22.19%


            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____

================================================================================




================================================================================

Portfolio Management

The Capital Portfolio is managed by the Seligman Growth Team, headed by Marion Schultheis. Marion Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Portfolio Manager of the Capital Portfolio since May 1998. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Large-Cap Growth Portfolio and co-manages the Global Growth Opportunities Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and co-manages Seligman Henderson Global Growth Opportunities Fund, a series of Seligman Henderson Global Fund Series, Inc.

Seligman Cash Management Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objectives are to preserve capital and to maximize liquidity and current income.

The Portfolio uses the following principal strategies to seek its objectives:

The Portfolio invests in US-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Portfolio will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397) days or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Portfolio will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Portfolio will only purchase US Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service, Inc. (Moody's) or Standard and Poor's Rating Service (S&P), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, and is made in accordance with procedures approved by the Fund's Board of Directors. If the quality of an investment later declines, the Portfolio may, in certain limited circumstances, continue to hold the investment.

Presently, the Portfolio only invests in either US Government securities or securities that are rated in the top category by Moody's and S&P. However, the Portfolio is permitted to invest up to 5% of its assets in securities rated in the second rating category by two nationally recognized statistical rating organizations, provided that not more than the greater of 1% of its total assets or $1,000,000 are invested in any one security.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's investment objectives.

The Portfolio's objectives are a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, the Portfolio may not achieve its investment objectives.

PRINCIPAL RISKS

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Yield and total return of the Portfolio will fluctuate with fluctuations in the yields of the securities held by the Portfolio. In periods of declining interest rates, the yields of the securities held by the Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Portfolio will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Portfolio from the continuous sale of its shares will likely be invested in securities producing lower yields than the balance of the Portfolio's assets, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Portfolio invests could involve certain risks in the event of the default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

Seligman Cash Management Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Cash Management Portfolio by showing how the performance of a single share of the Portfolio has varied year to year. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart do not reflect the effect of any administration fees or sales charges associated with variable annuity contracts. If these expenses were included, the returns would be less. The returns presented assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

                          1989                7.81%
                          1990                7.79%
                          1991                5.70%
                          1992                3.53%
                          1993                3.00%
                          1994                4.03%
                          1995                5.60%
                          1996                5.43%
                          1997                5.52%
                          1998                5.42%


            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____

     The Seligman Cash Management Portfolio's 7-day yield as of December 31, 1999 was __%.

Seligman Common Stock Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objectives are to produce favorable, but not the highest, current income and long-term growth of both income and capital value, without exposing capital to undue risk.

The Portfolio uses the following principal strategies to seek its objectives:

Generally, the Portfolio invests a majority of its assets in common stocks, broadly diversified among a number of industries. The Portfolio usually invests in the common stock of larger US companies; however, it may invest in companies of any size. While common stocks have for many years been the predominant type of security owned by the Portfolio, substantial portions of the Portfolio's assets have been held, and may be held, in cash and fixed-income securities.

The Portfolio uses a bottom-up stock selection approach. This means the investment manager concentrates on individual company fundamentals, rather than on a particular industry. The Portfolio seeks to purchase strong, well-managed companies that have the potential for solid earnings growth and dividend increases.

The investment manager identifies companies that have attractive dividend yields relative to the market and that typically display relatively low valuations based on one or more of the following measures: price-to-earnings, price-to-cash flow, price-to-sales, and price-to-book value. The investment manager then uses in-depth research into each company that meets its preliminary criteria to identify those companies that it believes possess a catalyst for earnings acceleration.

The Portfolio generally sells a stock if the investment manager believes one or more of the following:

          o    the stock is over valued or fully valued

          o its dividend yield is not competitive compared to the yields offered by other securities in its industry

          o its earnings are disappointing or the catalyst for earnings acceleration no longer exists

          o    the company's underlying fundamentals have deteriorated

          o    there are more attractive investment opportunities

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities (which does not include ADRs). The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's investment objectives.

The Portfolio's objectives are a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objectives.

Seligman Common Stock Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

While the Portfolio maintains exposure to varied industry sectors over the longer term, it may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Stocks of large US companies, like those in which the Portfolio generally invests, are experiencing an extended period of strong performance. However, if investor sentiment changes, the value of large company stocks may decline. This could have an adverse effect on the Portfolio's performance.

To the extent that the Portfolio invests some of its assets in higher-risk securities, such as foreign or illiquid securities, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Common Stock Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Common Stock Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity accounts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1989               24.11%
                          1990               -3.15%
                          1991               33.16%
                          1992               12.14%
                          1993               11.94%
                          1994                0.04%
                          1995               27.28%
                          1996               20.08%
                          1997               21.31%
                          1998               24.16%


            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____

================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                             ONE         FIVE         TEN
                                            YEAR         YEARS       YEARS
                                           -------      -------     -------
Seligman Common Stock Portfolio             24.16%       18.16%      16.55%
S & P 500 Index                             28.58        24.07       19.21
Lipper Growth and Income Funds Average      15.32        18.32       15.76

The Lipper Growth and Income Funds Average excludes the effect of sales charges that may be incurred in connection with purchases or sales. The S&P 500 Index is an unmanaged benchmark that assumes investment of dividends and excludes the effect of fees and sales charges.

================================================================================


Portfolio Management

The Common Stock Portfolio is managed by the Seligman Growth and Income Team, headed by Charles C. Smith, Jr. Mr. Smith, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Common Stock Portfolio since December 1991. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He became Senior Vice President, Senior Investment Officer in 1992, and Managing Director in January 1994. Mr. Smith also manages the Income Portfolio of the Fund; and he manages Seligman Common Stock Fund, Inc. and Seligman Income Fund, Inc.

Rodney D. Collins, Senior Vice President, Investment Officer of Seligman since January 1999, co-manages the Common Stock Portfolio. Mr. Collins joined Seligman in 1992 as a Vice President, Investment Officer. Mr. Collins also co-manages the Income Portfolio of the Fund; and he co-manages Seligman Common Stock Fund, Inc. and Seligman Income Fund, Inc.

Seligman Communications and Information Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objective is capital gain.

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

The Portfolio may invest in securities of large companies that now are well established in the world communications and information market and can be expected to grow with the market. The Portfolio may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

          o    Robust growth prospects

          o    High profit margins or return on capital

          o    Attractive valuation relative to expected earnings or cash flow

          o    Quality management

          o    Unique competitive advantages

The Portfolio generally sells a stock if the investment manager believes its target price is reached, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated.

The Portfolio anticipates that it will be invested primarily in common stocks. However, the Portfolio may also invest in securities convertible into or exchangeable for common stocks, in rights and warrants to purchase common stocks, and in debt securities or preferred stocks believed to provide opportunities for capital gain.

The Portfolio may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities (which does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks). The Portfolio may also purchase put options (which gives the Portfolio the right to sell an underlying security at a particular price during a fixed period) in an attempt to hedge against a decline in the price of securities it holds.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective.

The Portfolio's objective is a fundamental policy and may be changed only with shareholder approval. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman Communications and Information Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money.

The Portfolio concentrates its investments in companies in the communications, information and related industries. Therefore, the Portfolio may be susceptible to factors affecting these industries and the Portfolio's net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, given the rapid pace of change within many of these industries, companies in these industries in general tend to operate in a more volatile environment than companies in other industries.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which may be influenced by interest rates, inflation, politics, fiscal policy, and current events.

To the extent the Portfolio invests some of its assets in higher-risk securities, such as illiquid securities, foreign securities, or options, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risk, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Communications and Information Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Communications and Information Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity accounts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1994*              10.44%
                          1995               13.50%
                          1996               14.69%
                          1997               13.09%
                          1998               36.49%

                  *For the period 10/11/94 to 12/31/94.

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____

================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98
                                                                    CLASS A
                                                       ONE      SINCE INCEPTION
                                                      YEAR         10/11/94
                                                     -------    ---------------
Seligman Communications and Information Portfolio     36.49%        25.67%
S & P 500 Index                                       30.32         28.44(1)
Lipper Science & Technology Funds Average             52.55         28.58(1)

The Lipper Science & Technology Funds Average is an average of 57 science and technology funds and excludes the effect of the sales charges that may be incurred in connection with purchases or sales. The S&P 500 Index is an unmanaged index that assumes investment of dividends and excludes the effect of fees and sales charges.

(1)  From September 30, 1994.
================================================================================

Portfolio Management

The Communications and Information Portfolio is managed by the Seligman Technology Team, headed by Paul H. Wick. Mr. Wick, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Communications and Information Portfolio since its inception. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a Director of Seligman in November 1997. Mr. Wick also co-manages the Seligman Henderson Global Technology Portfolio of the Fund; and he manages Seligman Communications and Information Fund, Inc. and co-manages Seligman Henderson Global Technology Fund, a series of Seligman Henderson Global Fund Series, Inc.

Seligman Frontier Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

------------------------------
Small Companies:

Copmanies with market
capitalizations, at the time
of purchase by the Fund, of
$1.25 billion or less
------------------------------

The Portfolio's objective is growth of capital. Income may be considered but is incidental to the Portfolio's investment objective.

The Portfolio uses the following strategies to pursue its objective of growth of capital:

The Portfolio generally invests at least 65% of its total assets in the common stock of small US companies. Companies are selected for their growth prospects. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The Portfolio maintains a disciplined investment process that focuses on downside risks as well as upside potential. In selecting investments, the investment manager looks to identify companies that typically display one or more of the following:

          o    Positive operating cash flows

          o    Management ownership

          o    A unique competitive advantage

          o    Historically high returns on capital

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

Although the Portfolio generally concentrates its investments in common stocks, it may invest up to 35% of its assets in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the manager believes they offer capital growth opportunities. The Portfolio may also invest in American Depositary Receipts (ADRs), which are publicly-traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities and may invest up to 10% of its total assets directly in foreign securities (which does not include ADRs). The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio and may lend portfolio securities. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Portfolio may change its principal strategies if the Portfolio's Board of Directors believes doing so is consistent with the Portfolio's objective.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman Frontier Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

Small-company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management. During periods of investor uncertainty, investor sentiment may favor larger, well-known companies over small, lesser-known companies.

The Portfolio avoids concentration in any one industry. The Portfolio may, however, invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

The Portfolio may also be negatively affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

To the extent that the Portfolio invests some of its assets in higher-risk securities, such as illiquid securities, foreign securities, or options, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Frontier Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Frontier Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how the Portfolio will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity accounts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1994*              10.58%
                          1995               13.56%
                          1996               14.98%
                          1997               15.78%
                          1998               -1.46%

                  *For the period 10/11/94 to 12/31/94.

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____

================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                                  ONE         SINCE INCEPTION
                                                  YEAR            10/11/94
                                                 ------       ---------------
Seligman Frontier Portfolio                      (1.46)%         17.88%
Russell 2000 Index                               (2.55)          14.07(1)
Russell 2000 Growth Index                         1.23           12.56(1)
Lipper Small Cap Funds Average                    (.40)          16.31(1)

The Lipper Small Cap Funds Average, the Russell 2000 Growth Index, and the Russell 2000 Index are unmanaged benchmarks that assume investment of all dividends. The Lipper Small Cap Funds Average does not reflect sales charges, and the Russell 2000 Growth Index and the Russell 2000 Index do not reflect fees and sales charges.

(1)  From September 30, 1994.
================================================================================


Portfolio Management

The Frontier Portfolio is managed by the Seligman Small Company Team, headed by Arsen Mrakovcic. Mr. Mrakovcic, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Frontier Portfolio since October 1995. Mr. Mrakovcic joined Seligman in 1992 as a Portfolio Assistant, became Assistant Vice President, Credit Officer in April 1993, Vice President, Investment Officer in January 1995, and a Managing Director in January 1996. Mr. Mrakovcic also co-manages the Seligman Henderson Global Smaller Companies Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages Seligman Henderson Global Smaller Companies Fund, a series of Seligman Henderson Global Fund Series, Inc.

Seligman Henderson Global Growth Opportunities Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objective is long-term capital appreciation.

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests primarily in equity securities of non-US and US growth companies that have the potential to benefit from global economic or social trends.

The Portfolio may invest in companies of any size, domiciled in any country. Typically, the Portfolio will invest in several countries in different geographic regions.

The Portfolio uses an investment style that combines macro analysis of global trends with in-depth research of individual companies. This means that the investment managers analyze the rapidly changing world to identify investment themes that they believe will have the greatest impact on global markets, and use in-depth research to identify attractive companies around the world. The Portfolio focuses on the following macro trends:

          o economic liberalization and the flow of capital through global trade and investment

          o    globalization of the world's economy

          o the expansion of technology as an increasingly important influence on society

          o increased awareness of the importance of protecting the environment

          o the increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, personal security, and leisure

In selecting individual securities, the investment managers look to identify companies that they believe display one or more of the following:

          o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

          o    Quality management and equity ownership by executives

          o A unique competitive advantage (e.g., market share, proprietary products)

          o    Market liquidity

          o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that a shifting in global trends may negatively affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its assets in illiquid securities, and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will meet its objective.

Seligman Henderson Global Growth Opportunities Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different countries, as well as among different themes. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.

If global trends do not develop as the manager expects, the Portfolio's performance could be negatively affected.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which may be influenced by interest rates, inflation, politics, fiscal policy, and current events.

To the extent the Portfolio invests some of its assets in higher-risk securities, such as illiquid securities or options, it may be subject to higher price volatility.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Henderson Global Growth Opportunities Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Global Growth Opportunities Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charge associated with variable annuity accounts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1996*               9.91%
                          1997               11.03%
                          1998               21.60%

                     *For the period 5/1/96 to 12/31/96.

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____


================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                                 ONE         SINCE INCEPTION
                                                YEAR             5/1/96
                                               -------       ---------------
Seligman Henderson Global Growth
  Opportunities Portfolio                       21.60%           12.16%
MSCI World Index                                24.79            17.83(1)
Lipper Global Funds Average                     14.06            12.98(1)

The Lipper Global Funds Average and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Funds Average excludes the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

(1)  From April 30, 1996.
================================================================================

Portfolio Management

The Global Growth Opportunities Portfolio is co-managed by the Seligman Growth Team and Henderson Investment Management Limited, subadviser to the Fund.

The Seligman Growth Team is headed by Marion Schultheis. Marion Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Co-Portfolio Manager of the Global Growth Opportunities Portfolio since May 1998. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Capital Portfolio and the Large-Cap Growth Portfolio and co-manages the Global Growth Opportunities Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and co-manages Seligman Henderson Global Growth Opportunities Fund, a series of Seligman Henderson Global Fund Series, Inc.

Nitin Mehta, a Vice President of the Fund, has been Co-Portfolio Manager of the Global Growth Opportunities Portfolio since its inception. Mr. Mehta has been a Portfolio Manager with Henderson plc since September 1994. Prior to joining Henderson, Mr. Mehta was Head of Currency Management and Derivatives at Quroum Capital Management from May 1993 to September 1994. Mr. Mehta also co-manages Seligman Henderson Global Growth Opportunities Fund, a series of Seligman Henderson Global Growth Opportunities Fund.

Ms. Schultheis and Mr. Mehta have responsibility for directing the domestic and international investments, respectively, of the Global Growth Opportunities Portfolio.

Seligman Henderson Global Smaller Companies Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

---------------------------
Smaller Companies:

Companies with market
capitalization (at the time
of purchase by the
Portfolio) equivalent to US
$1 billion or less.
---------------------------

The Portfolio's objective is long-term capital appreciation.

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its assets in equity securities of smaller US and non-US companies.

The Portfolio may invest in companies domiciled in any country, although it typically invests in developed countries. The Portfolio will generally invest in several countries in different geographic regions.

The Portfolio uses an investment style that combines macro analysis with research into individual company attractiveness. This means that the investment managers identify countries that they believe offer good investment opportunities, and use extensive in-depth research to identify attractive smaller companies around the world. The investment managers look at the following factors when making country allocation decisions:

          o Relative economic growth potential of the various economies and securities markets

          o Political, financial, and social conditions influencing investment opportunities

          o    Investor sentiment

          o    Prevailing interest rates and expected levels of inflation

          o    Market prices relative to historic averages

In selecting individual securities, the investment managers look for companies that they believe display one or more of the following:

          o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

          o    Quality management and equity ownership by executives

          o A unique competitive advantage (e.g., market share, proprietary products)

          o    Market liquidity

          o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio anticipates that it will continue to hold securities of companies that grow or expand so long as those investments continue to offer prospects of long-term growth.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers. Additionally, the Portfolio may invest up to 35% of it assets in companies with market capitalization of over $1billion.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its assets in illiquid securities, and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds.

The Portfolio may change its principal strategies, if the Board of Directors believes doing so is consistent with the Portfolio's objective . The Directors may change the definition of "small company" if they conclude that such a change is appropriate.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there can be no guarantee the Portfolio will achieve its objective.

Seligman Henderson Global Smaller Companies Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Some small companies may have shorter operating histories, less experienced management and limited product lines, markets, and financial or managerial resources.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which may be influenced by interest rates, inflation, politics, fiscal policy, and current events.

To the extent the Portfolio invests some of its assets in higher-risk securities, such as illiquid securities or options, it may be subject to higher price volatility.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Henderson Global Smaller Companies Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Global Smaller Companies Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity accounts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1994*              10.31%
                          1995               11.67%
                          1996               12.87%
                          1997               12.98%
                          1998                6.58%

                   *For the period 10/11/94 to 12/31/94.

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____


================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                                    ONE         SINCE INCEPTION
                                                   YEAR            10/11/94
                                                  -------       ---------------
Seligman Henderson Global
  Smaller Companies Portfolio                      6.58%             11.60%
Salomon Smith Barney EM Index World                5.93               9.42(1)
Lipper Global Small Cap Funds Average               .75               7.91(1)

The Lipper Global Small Cap Funds Average and the Salomon Smith Barney Extended Market Index World (Salomon Smith Barney EM Index World) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Small Cap Funds Average excludes the effect of sales charges, and the Salomon Smith Barney EM Index World excludes the effect of fees and sales charges.

(1)  From September 30, 1994.
================================================================================


Portfolio Management

The Global Smaller Companies Portfolio is co-managed by the Seligman Small Company Team and Henderson Investment Management Limited, subadviser to the Fund.

The Seligman Small Company Team is headed by Arsen Mrakovcic. Mr. Mrakovcic, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Global Smaller Companies since October 1995. Mr. Mrakovcic joined Seligman in 1992 as a Portfolio Assistant, became Assistant Vice President, Credit Officer in April 1993, Vice President, Investment Officer in January 1995, and a Managing Director in January 1996. Mr. Mrakovcic also manages the Frontier Portfolio of the Fund; and he manages Seligman Frontier Fund, Inc. and co-manages Seligman Henderson Global Smaller Companies Fund, a series of Seligman Henderson Global Fund Series, Inc.

Mr. Iain C. Clark, Chief Investment officer of Henderson Investment Management Limited, is a Vice President of the Fund and has been Co-Portfolio Manager of the Global Smaller Companies Portfolio since its inception. Mr. Clark has been a Director and Senior Portfolio Manager of Henderson plc and Director of Henderson International, Ltd. since 1985. He has been Secretary, Treasurer and Vice President of Henderson International, Inc. since 1991. Mr. Clark also manages the Seligman Henderson International Portfolio of the Fund; and he manages Seligman Henderson International Fund and co-manages Seligman Henderson Global Smaller Companies Fund, two series of Seligman Henderson Global Fund Series, Inc.

Mr. Mrakovcic and Mr. Clark have responsibility for directing the domestic and international investments, respectively, of the Global Smaller Companies Portfolio.

Seligman Henderson Global Technology Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

------------------------------------
Technology:

The use of science to create new
products and services. The industry
comprises information technology and
communications, as well as medical,
environmental and biotechnology.
------------------------------------

The Portfolio's objective is long-term capital appreciation.

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio generally invests at least 65% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries.

The Portfolio may invest in companies domiciled in any country. The Portfolio generally invests in several countries in different geographic regions.

The Portfolio may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Portfolio. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Portfolio may invest in these companies as well.

The investment managers seek to identify those technology companies that they believe have the greatest prospects for future growth, no matter what their country of origin. The Portfolio combines in-depth research into individual companies with macro analysis. The investment managers look for attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment managers look for companies that they believe display one or more of the following:

          o    Robust growth prospects

          o    High profit margins

          o Attractive valuation relative to earnings forecasts or other valuation criteria (e.g., return on equity)

          o    Quality management and equity ownership by executives

          o Unique competitive advantages (e.g., market share, proprietary products)

          o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its assets in illiquid securities, and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman Henderson Global Technology Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may be susceptible to factors affecting technology and technology-related industries and the Portfolio's net asset value may fluctuate more than a portfolio that invests in a wider range of portfolio securities. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets, and financial or managerial resources. These risks may be heightened for technology companies in foreign markets.

The Portfolio seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of one of the Portfolio's investments may offset potential gains from other investments.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which may be influenced by interest rates, inflation, politics, fiscal policy, and current events.

To the extent the Portfolio invests some of its assets in higher-risk securities, such as illiquid securities or options, it may be subject to higher price volatility.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Henderson Global Technology Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Global Technology Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity contracts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1996*              10.32%
                          1997               10.59%
                          1998               36.80%

                    *For the period 5/1/96 to 12/31/96.

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____


================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                                     ONE         SINCE INCEPTION
                                                    YEAR             5/1/96
                                                   -------       ---------------
Seligman Henderson Global Technology Portfolio      36.80%            22.02%
MSCI World Index                                    24.79             17.83(1)
Lipper Global Funds Average                         14.06             12.98(1)
Lipper Science & Technology Fund Average            52.55             25.95(1)

The Lipper Global Funds Average, Lipper Science & Technology Fund Average, and the Morgan Stanley Capital International World Index (MSCI World Index) are unmanaged benchmarks that assume reinvestment of dividends. The Lipper Global Fund Average and the Lipper Science & Technology Fund Average exclude the effect of sales charges and the MSCI World Index excludes the effect of fees and sales charges.

(1)  From April 30, 1996.
================================================================================


Portfolio Management

The Global Technology Portfolio is co-managed by the Seligman Technology Team and Henderson Investment Management Limited, subadviser to the Fund.

The Seligman Technology Team is headed by Paul H. Wick. Mr. Wick, a Managing Director of Seligman, is Vice President of the Fund and has been Portfolio Manager of the Global Technology Portfolio since its inception. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a Director of Seligman in November 1997. Mr. Wick also manages the Communications and Information Portfolio of the Fund; and he manages the Seligman Communications and Information Fund, Inc. and co-manages Seligman Henderson Global Technology Fund, a series of Seligman Henderson Global Fund Series, Inc.

Brian Ashford-Russell, a Vice President of the Fund, has been Co-Portfolio Manager of the Global Technology Portfolio since its inception. Mr. Ashford-Russell has been a Portfolio Manager with Henderson plc since February 1993. Mr. Ashford-Russell also co-manages Seligman Henderson Global Technology Fund, as series of Seligman Henderson Global Technology Fund.

Mr. Wick and Mr. Ashford-Russell have responsibility for directing the domestic and international investments, respectively, of the Global Technology Portfolio.

Seligman Henderson International Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objective is long-term capital appreciation.

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio invests primarily in equity securities of non-US companies. The Portfolio may invest in companies domiciled in any country; however, it typically will not invest in the US or Canada. It generally invests in several countries in different geographic regions.

While the Portfolio may invest in companies of any size, it generally invests in medium to large-sized companies in the principal international markets. It may also invest in companies with lower market capitalization or in smaller regional or emerging markets.

The Portfolio uses a top-down investment style when choosing securities to purchase. This means the investment manager concentrates first on regional and country allocations, then on industry sectors, followed by fundamental analysis of individual companies. The Portfolio's investments are allocated among geographic regions or countries based on such factors as:

          o Relative economic growth potential of the various economies and securities markets

          o Political, financial, and social conditions influencing investment opportunities

          o    Investor sentiment

          o    Prevailing interest rates and expected levels of inflation

          o    Market prices relative to historic averages

In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

          o Attractive pricing relative to earnings forecasts or other valuation criteria (e.g., return on equity)

          o    Quality management and equity ownership by executives

          o A unique competitive advantage (e.g., market share, proprietary products)

          o    Market liquidity

          o    Potential for improvement in overall operations

The Portfolio generally sells a stock if its target price is reached, its earnings are disappointing, its revenue growth slows, or its underlying fundamentals deteriorate. The Portfolio may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook.

The Portfolio may invest in all types of securities, many of which will be denominated in currencies other than the US dollar. The securities may be listed on a US or foreign stock exchange or traded in US or foreign over-the-counter markets. Although the Portfolio normally invests in equity securities, the Portfolio may invest up to 25% of its assets in preferred stock and investment grade or comparable quality debt securities. The Portfolio may also invest in depositary receipts, which are publicly traded instruments generally issued by US or foreign banks or trust companies that represent securities of foreign issuers.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its assets in illiquid securities, and may from time to time enter into forward foreign currency exchange contracts in an attempt to manage the risk of adverse changes in currencies. The Portfolio may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman Henderson International Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any portfolio that invests in stocks, the Portfolio's net asset value will fluctuate. You may experience a decline in the value of your investment and you could lose money.

Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. There can be no assurance that the Portfolio's foreign investments will present less risk than a portfolio of solely US securities.

The Portfolio seeks to limit the risk of investing in foreign securities by diversifying its investments among different regions and countries. Diversification reduces the effect events in any one country will have on the Portfolio's entire investment portfolio. However, a decline in the value of the Portfolio's investments in one country may offset potential gains from investments in another country.

The Portfolio may be negatively affected by the broad investment environment in the international or US securities markets, which may be influenced by interest rates, inflation, politics, fiscal policy, and current events.

To the extent the Portfolio invests some of its assets in higher-risk securities, such as illiquid securities or options, it may be subject to higher price volatility.

The Portfolio may actively and frequently trade stocks in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Henderson International Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the International Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity accounts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1993*              11.37%
                          1994               11.34%
                          1995               12.39%
                          1996               12.96%
                          1997               13.54%
                          1998               15.81%

                   *For the period 5/3/93 to 12/31/93.

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____


================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                              ONE      FIVE      SINCE INCEPTION
                                             YEAR      YEARS         5/3/93
                                            -------   -------    ---------------
Seligman Henderson International Portfolio   15.81%     8.67%        10.20%
MSCI EAFE Index                              12.80      7.78         10.16(1)
Lipper International Funds Average           20.34      9.51          9.87(1)

The Morgan Stanley Capital International EAFE(Europe, Australasia, Far East) Index (MSCIEAFE Index) and the Lipper International Funds Average are unmanaged benchmarks that assume reinvestment of dividends. The Lipper International Funds Average excludes the effect of sales charges and the MSCIEAFE Index excludes the effect of fees and sales charges.

(1) From April 30, 1993.
================================================================================


Portfolio Management

Mr. Iain C. Clark, Chief Investment officer of Henderson Investment Management Limited, is a Vice President of the Fund and has been Portfolio Manager of the International Portfolio since its inception. Mr. Clark has been a Director and Senior Portfolio Manager of Henderson plc and Director of Henderson International, Ltd. since 1985. He has been Secretary, Treasurer and Vice President of Henderson International, Inc. since 1991. Mr. Clark also co-manages the Seligman Henderson Global Smaller Companies Portfolio of the Fund; and he manages Seligman Henderson International Fund and co-manages Seligman Henderson Global Smaller Companies Fund, two series of Seligman Henderson Global Fund Series, Inc.

Seligman High-Yield Bond Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objective is to produce maximum current income.

The Portfolio uses the following principal strategies to seek its objective:

The Portfolio has a fundamental policy that requires that, except for temporary defensive purposes, it invest at least 80% of the value of its total assets in high-yielding, income-producing corporate bonds.

The Portfolio invests in a diversified range of high-yield, high-risk, medium and lower quality corporate bonds and notes. Generally, bonds and notes providing the highest yield are unrated or carry lower ratings (Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard and Poor's Rating Service (S&P)). The Portfolio may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 (Rule 144A Securities).

The Portfolio uses a bottom-up security selection process. This means the investment manager concentrates first on individual company fundamentals, before industry considerations. The investment manager then looks at the particular bond characteristics of the securities considered for purchase. In selecting individual securities, the investment manager looks to identify companies that it believes display one or more of the following:

          o    Strong operating cash flow and margins

          o    Improving financial ratios (i.e., creditworthiness)

          o    Marketshare leadership or competitive advantage

          o    Superior management

          o    Attractive relative pricing

The Portfolio will generally sell a security if the investment manager believes that the company displays deteriorating cash flows, an ineffective management team, or an unattractive relative valuation.

The Portfolio may invest up to 20% of its total assets in a range of high-yield, medium and lower quality corporate notes; short-term money market instruments, including certificates of deposit of FDIC member banks having total assets of more than $1 billion; bankers' acceptances and interest-bearing savings or time deposits of such banks; prime commercial paper; securities issued, guaranteed, or insured by the US Government, its agencies or instrumentalities; and other income-producing cash items, including repurchase agreements.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). Rule 144A Securities deemed to be liquid by the investment manager are not included in this limitation. The Portfolio may invest up to 10% of its total assets in debt securities of foreign issuers. In accordance with its objective of producing maximum current income, the Portfolio may invest up to 10% of its total assets in preferred stock, including non-investment grade preferred stock. While the Portfolio favors cash-paying bonds over deferred pay securities, it may invest in "zero-coupon" bonds (interest payments accrue until maturity) and "pay-in-kind" bonds (interest payments are made in additional bonds).

Except for its fundamental policy stated above, the Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective.

The Portfolio's objective, as well as its fundamental policy, may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman High-Yield Bond Portfolio

PRINCIPAL RISKS

The Portfolio's net asset value, yield and total return will fluctuate with fluctuations in the yield and market value of the individual securities held by the Portfolio. The types of securities in which the Portfolio invests are generally subject to higher volatility in yield and market value than securities of higher quality. Factors that may affect the performance of the securities held by the Portfolio are discussed below.

Higher-yielding, higher-risk, medium and lower quality corporate bonds and notes, like the securities in which the Portfolio invests, are subject to greater risk of loss of principal and income than higher-rated bonds and notes and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Portfolio's bonds and notes will be affected, like all fixed-income securities, by market conditions relating to changes in prevailing interest rates. However, the value of lower rated or unrated corporate bonds and notes is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated or unrated corporate bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality.

Lower-rated and unrated corporate bonds and notes are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher rated securities. Under adverse market or economic conditions, the secondary market for these bonds and notes could contract further, causing the Portfolio difficulties in valuing and selling its securities.

To the extent that the Portfolio invests its assets in higher-risk securities, such as foreign or illiquid securities, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

"Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than income-bearing securities. Fluctuations in the market prices of these securities owned by the Portfolio will result in corresponding fluctuations and volatility in the net asset value of the shares of the Portfolio. Additionally, because they do not pay current income, they will detract from the Portfolio's objective of producing maximum current income.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies, or for other reasons. A high portfolio turnover rate results in correspondingly greater transaction costs and a possible increase in short-term capital gains and losses. This may increase the Portfolio's expenses and have tax consequences for investors in the Portfolio.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman High-Yield Bond Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the High Yield Bond Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to two widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity contracts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1995*              10.50%
                          1996               11.19%
                          1997               11.87%
                          1998                1.02%

                   *For the period 5/1/95 to 12/31/95.

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____


================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                                 ONE         SINCE INCEPTION
                                                YEAR             5/1/95
                                               -------       ---------------
Seligman High-Yield Bond Portfolio               1.02%            10.25%
Merrill Lynch High Yield Master Index            3.67             10.34(1)
Lipper High Current Yield Funds Average         (0.30)             9.63(1)

The Lipper High Current Yield and the Merrill Lynch High Yield Master Index are unmanaged benchmarks that assume investment of dividends and exclude the effect of fees or sales charges.

(1)  From April 30, 1995.
================================================================================


Portfolio Management

The High-Yield Bond Portfolio is managed by the Seligman High-Yield Team, headed by Daniel J. Charleston. Mr. Charleston, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the High-Yield Portfolio since its inception. Mr. Charleston joined Seligman in 1987 as an Assistant Portfolio Manager. He became Vice President, Investment Officer in August 1991, and Managing Director in January 1996. Mr. Charleston also manages Seligman High-Yield Bond Portfolio, a series of Seligman High Income Fund Series.

Seligman Income Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objectives are high current income consistent with what is believed to be prudent risk of capital and the possibility of improvement in income over time.

The Portfolio uses the following principal strategies to seek its objectives:

The Portfolio generally invests at least 80% of its assets in income-producing securities. The Portfolio has a fundamental policy that, at all times, it must invest at least 25% of the value of its gross assets in cash, bonds and/or preferred stocks.

Subject to these requirements, the Portfolio may be invested in many different types of securities, including, but not limited to: money market instruments, fixed-income securities (such as notes, bonds, debentures, and preferred stock), US Government securities, senior securities convertible into common stocks, common stocks, and American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent securities of foreign issuers. Securities are carefully selected in light of the Portfolio's investment objectives and are diversified among many different types of securities and market sectors.

The Portfolio allocates its assets between equity securities and fixed-income securities. If equity valuations become excessive, then the Portfolio will invest more of its assets in fixed-income securities.

Equity securities are chosen for purchase by the Portfolio using a bottom-up stock selection approach. This means the investment manager concentrates on individual company fundamentals, rather than on a particular industry. The Portfolio maintains a disciplined investment process that focuses on downside risk as well as upside potential. The Portfolio seeks to purchase strong, well-managed companies, generally large US companies, which have the potential for solid earnings growth and dividend increases. The investment manager looks to identify companies that it believes offer attractive dividend yields relative to the market and, typically, that display relatively low valuations.

Fixed-income securities are chosen for purchase by the Portfolio using a method that combines macro analysis of the fixed-income with fundamental research into individual securities, customized by market sector. This means that the investment manager considers the trends in the fixed-income market and evaluates the long-term trends in interest rates, and then selects individual securities for the Portfolio based on its evaluation of each security's particular characteristics (for example, duration, yield, quality, relative value) and total return opportunities.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities (which does not include ADRs). The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

Except for its fundamental policy, which can only be changed with the approval of shareholders, the Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objectives.

The Portfolio's objectives are a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objectives.

Seligman Income Portfolio

PRINCIPAL RISKS

A significant portion of the Portfolio's assets is generally invested in common stocks. Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net assets value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

While the Portfolio maintains exposure to varied industry sectors over the longer term, it may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

Stocks of large US companies, like those in which the Portfolio may invest, are experiencing an extended period of strong performance. However, if investor sentiment changes, the value of large company stocks may decline. This could have an adverse effect on the Portfolio's yield, net assets value, and total return.

The portion of the Portfolio's assets that are invested in fixed-income securities will be subject to interest rate risk and credit risk, as discussed below.

Changes in market interest rates will affect the value of the fixed-income securities held by the Portfolio. In general, the market value of fixed-income securities, like the securities in which the Portfolio invests, move in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates fall. Long-term securities are generally more sensitive to changes in interest rates, and therefore subject to a greater degree of market price volatility. Changes in the value of the fixed-income securities held by the Portfolio may affect the Portfolio's net asset value. The extent to which the Portfolio is affected will depend on the percentage of the Portfolio's assets that is invested in fixed-income securities and the duration of the securities held.

A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a security would be unable to make interest and principal payments. To the extent the Portfolio holds securities that have been downgraded, or default on payment, its performance could be negatively affected.

Fixed-income securities, like those in which the Portfolio invests, are traded principally by dealers in the over-the counter market. The Portfolio's ability to sell securities it holds is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate results in correspondingly greater transaction costs and a possible increase in short-term capital gains and losses. This may increase the Portfolio's expenses and have tax consequences for investors in the Portfolio.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Seligman Income Portfolio

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the Income Portfolio by showing how the performance of a single share of the Portfolio has varied year to year, as well as how its performance compares to three widely-used measures of performance. How the Portfolio has performed in the past, however, is not necessarily an indication of how it will perform in the future.

The returns presented in the bar chart and table do not reflect the effect of any administration fees or sales charges associated with variable annuity contracts. If these expenses were included, the returns would be less. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.

                              Annual Total Returns

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1989               10.78%
                          1990                9.50%
                          1991               11.25%
                          1992               11.39%
                          1993               11.38%
                          1994                9.97%
                          1995               10.56%
                          1996               10.52%
                          1997               10.80%
                          1998                7.76%

            Best calendar quarter return: XX.X% - quarter ended ____ Worst calendar quarter return: XX.X% - quarter ended ____


================================================================================
              Average Annual Total Returns - Periods Ended 12/31/98

                                             ONE           FIVE            TEN
                                             YEAR          YEARS          YEARS
                                            -----         -------        -------
Seligman Income Portfolio                    7.76%          7.77%         10.29%
S&P 500 Index                               28.58          24.07          19.21
Lehman Brothers Aggregate Bond Index         8.70           7.27           9.26
Lipper Income Funds Average                  7.85          10.68          11.61

The Lipper Income Funds Average, the Lehman Brothers Aggregate Bond Index, and the S&P 500 Index are unmanaged benchmarks that assume investment of dividends. The Lipper Income Funds Average excludes the effect of sales charges. The S&P 500 Index and the Lehman Brothers Aggregate Index exclude the effect of fees and sales charges.
================================================================================


Portfolio Management

The Income Portfolio is managed by the Seligman Growth and Income Team, headed by Charles C. Smith, Jr. Mr. Smith, a Managing Director of Seligman, is a Vice President of the Fund and has been Portfolio Manager of the Income Portfolio since December 1991. Mr. Smith joined Seligman in 1985 as Vice President, Investment Officer. He became Senior Vice President, Senior Investment Officer in 1992, and Managing Director in January 1994. Mr. Smith also manages the Common Stock Portfolio of the Fund; and he manages Seligman Common Stock Fund, Inc. and Seligman Income Fund, Inc.

Rodney D. Collins, Senior Vice President, Investment Officer of Seligman since January 1999, co-manages the Income Portfolio. Mr. Collins joined Seligman in 1992 as a Vice President, Investment Officer. Mr. Collins also co-manages the Common Stock Portfolio of the Fund; and he co-manages Seligman Common Stock Fund, Inc. and Seligman Income Fund, Inc.

Seligman Large-Cap Growth Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Portfolio's objectives are longer-term growth in capital value.

The Portfolio uses the following principal strategies to seek these objectives:

Generally, the Portfolio invests primarily in the common stock of large US companies, selected for their growth prospects. Common stocks are chosen for the Portfolio using both quantitative and fundamental analysis. This means the investment manager first screens companies for past growth in sales and earnings, as well as a strong balance sheet (e.g., low ratio of debt to total capital). In selecting individual securities for investment, the investment manager then looks to identify large companies that it believes display one or more of the following:

          o    Proven track record

          o    Strong management

          o    Multiple product lines

          o Potential for improvement in overall operations (i.e., catalyst for growth in revenues and/or earnings)

          o    Positive supply and demand outlook for its industry

The investment manager also looks at the forecasted earnings of a company considered for investment to determine if the company has the potential for above-average growth.

The Portfolio will generally sell a stock when the investment manager believes that the company or industry fundamentals have deteriorated or the company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued).

Although the Portfolio generally concentrates its investment in common stocks, it may invest in preferred stocks, securities convertible into common stocks, common stock rights or warrants, and debt securities if the investment manager believes they offer capital appreciation opportunities.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The Portfolio generally does not invest a significant amount, if any, in illiquid or foreign securities.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's investment objectives.

The Portfolio's objectives are a fundamental policy and may be changed with only the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will meet its objectives.

Seligman Large-Cap Growth Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Concentration of investments in any one industry is avoided, except under unusual circumstances. The Portfolio may, however, invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected.

To the extent that the Portfolio invests some of its assets in higher-risk securities, such as foreign securities or illiquid securities, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

The Portfolio may actively and frequently trade securities in its portfolio to carry out its principal strategies, or for other reasons. A high portfolio turnover rate results in correspondingly greater transaction costs for the Portfolio and a possible increase in short-term capital gains and losses.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PAST PERFORMANCE

The Large-Cap Growth Portfolio commenced operations on May 1, 1999. Therefore, no performance information is provided for the Portfolio.


PORTFOLIO MANAGEMENT

The Large-Cap Growth Portfolio is managed by the Seligman Growth Team, headed by Marion Schultheis. Marion Schultheis joined Seligman in May 1998 as a Managing Director. She is a Vice President of the Fund and has been Portfolio Manager of the Large-Cap Growth Portfolio since its inception. Prior to joining Seligman, Ms. Schultheis was a Managing Director at Chancellor LGT from October 1997 to May 1998 and Senior Portfolio Manager at IDS Advisory Group Inc. from August 1987 to October 1997. Ms. Schultheis also manages the Capital Portfolio and co-manages the Global Growth Opportunities Portfolio of the Fund; and she manages Seligman Capital Fund, Inc. and Seligman Growth Fund, Inc. and co-manages Seligman Henderson Global Growth Opportunities Fund, a series of Seligman Henderson Global Fund Series, Inc.

Seligman Large-Cap Value Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

-----------------------------------------
Value Companies:

Those companies believed by the
investment manager to be
undervalued, either historically, by the
market, of by their peers.
-----------------------------------------

The Portfolio's objective is long-term capital appreciation.

The Portfolio uses the following principal strategies to pursue its objective:

The Portfolio generally invests at least 65% of its total assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Portfolio.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

          o    A low price-to-earning and/or low price-to-book ratio

          o    Positive change in senior management

          o    Positive corporate restructuring

          o    Temporary setback in price due to factors that no longer exist

The Portfolio generally holds a small number of securities because the investment manager believe doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Portfolio anticipates that it will be invested in equity securities of domestic issuers, including common stock, preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities (which does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks). The Portfolio may also purchase put options (which gives the Portfolio the right to sell an underlying security at a particular price during a fixed period) in an attempt to hedge against a decline in the price of securities it holds in its portfolio. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Directors may also change the parameters by which "large" market capitalization is defined if they conclude such a change is appropriate.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman Large-Cap Value Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio generally avoids concentration in any one industry. However, the Portfolio may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

To the extent that the Portfolio invests some of its assets in higher-risk securities, such as foreign securities, illiquid securities, or options, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risk, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PAST PERFORMANCE

The Large-Cap Value Portfolio has not completed a full calendar year's performance. Therefore, no performance information is provided for the Portfolio.


PORTFOLIO MANAGEMENT

The Large-Cap Value Portfolio is managed by the Seligman Value Team, headed by Neil T. Eigen. Mr. Eigen joined Seligman in January 1998 as a Managing Director. He is a Vice President of the Fund and has been Portfolio Manager of the Large-Cap Value Portfolio since its inception. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management. Mr. Eigen also manages the Seligman Small-Cap Value Portfolio of the Fund; and he manages the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Richard S. Rosen co-manages the Large-Cap Value Portfolio. Mr. Rosen joined Seligman in January 1998 as a Senior Vice President, Investment Officer. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen also co-manages the Seligman Small-Cap Value Portfolio of the Fund; and he co-manages the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Seligman Small-Cap Value Portfolio

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

-----------------------------------------
Value Companies:

Those companies believed by the
investment manager to be
undervalued, either historically, by the
market, of by their peers.
-----------------------------------------

The Portfolio's objective is long-term capital appreciation.

The Portfolio uses the following principal strategies to pursue its objective:

The Portfolio generally invests at least 65% of its total assets in the common stocks of "value" companies with small market capitalization (up to $1 billion) at the time of purchase by the Portfolio.

The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display one or more of the following:

          o    A low price-to-earning and/or low price-to-book ratio

          o    Positive change in senior management

          o    Positive corporate restructuring

          o    Temporary setback in price due to factors that no longer exist

 The Portfolio generally holds a small number of securities because the investment manager believe doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Portfolio invests and continually monitors portfolio holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Portfolio generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Portfolio anticipates that it will be invested in equity securities of domestic issuers, including common stock, preferred stock and stock convertible into or exchangeable for such securities. The Portfolio expects that no more than 15% of its assets will be invested in cash or fixed-income securities, except as a temporary defensive measure. The Portfolio may also invest in American Depository Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Portfolio uses the same criteria in evaluating these securities as it does for common stocks.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Portfolio from achieving its objective.

The Portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold). The Portfolio may also invest up to 10% of its total assets directly in foreign securities (which does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks). The Portfolio may also purchase put options (which gives the Portfolio the right to sell an underlying security at a particular price during a fixed period) in an attempt to hedge against a decline in the price of securities it holds in its portfolio. The Portfolio generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Portfolio may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Portfolio's objective. The Directors may also change the parameters by which "small" market capitalization is defined if they conclude such a change is appropriate.

The Portfolio's objective is a fundamental policy and may be changed only with the approval of shareholders. As with any mutual fund, there is no guarantee the Portfolio will achieve its objective.

Seligman Small-Cap Value Portfolio

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Portfolio's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money.

Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management. During times of investor uncertainty, investor sentiment may favor larger well-known companies over small lesser-known companies.

The Portfolio holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Portfolio's performance than if the Portfolio held a larger number of securities. The Portfolio may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Portfolio generally avoids concentration in any one industry. However, the Portfolio may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Portfolio is invested falls out of favor, the Portfolio's performance may be negatively affected. This effect may be heightened because the Portfolio holds a smaller number of securities.

The Portfolio's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

To the extent that the Portfolio invests some of its assets in higher-risk securities, such as foreign securities, illiquid securities, or options, it may be subject to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risk, currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions.

An investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PAST PERFORMANCE

The Small-Cap Value Portfolio has not completed a full calendar year's performance. Therefore, no performance information is provided for the Portfolio.


PORTFOLIO MANAGEMENT

The Small-Cap Value Portfolio is managed by the Seligman Value Team, headed by Neil T. Eigen. Mr. Eigen joined Seligman in January 1998 as a Managing Director. He is a Vice President of the Fund and has been Portfolio Manager of the Small-Cap Value Portfolio since its inception. Prior to joining Seligman, Mr. Eigen was Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management. Mr. Eigen also manages the Seligman Large-Cap Value Portfolio of the Fund; and he manages the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

Richard S. Rosen co-manages the Small-Cap Value Portfolio. Mr. Rosen joined Seligman in January 1998 as a Senior Vice President, Investment Officer. Prior to joining Seligman, Mr. Rosen was a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen also co-manages the Seligman Large-Cap Value Portfolio of the Fund; and he co-manages the Seligman Large-Cap Value Fund and the Seligman Small-Cap Value Fund, the two series of Seligman Value Fund Series, Inc.

MANAGEMENT OF THE FUND

A Board of Directors provides broad supervision over the affairs of the Fund.

The Fund's manager is J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017. Seligman provides investment management services for each of the Fund's Portfolios, including making purchases and sales of securities for the Portfolios, consistent with each Portfolio's investment objectives and strategies, and administers each Portfolio's business and other affairs.

Established in 1864, Seligman currently serves as manager to 18 US registered investment companies, which offer more than 50 investment portfolios with approximately $XX.X billion in assets as of March 31, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 1999 of approximately $XX.X billion.

Each Portfolio pays Seligman a fee for its services, equal to a percentage of the Portfolio's average daily net assets, as follows:

Management Fee Rate

                                                                                                      Management Fee Rate
                                                                       Management Fee Rate                 Paid for
                                                                        as a % of Average             Fiscal Period ended
                                                                        Daily Net Assets               December 31, 1998
                                                                      --------------------           ---------------------
Seligman Bond Portfolio                                                       .40%                           .40%
Seligman Capital Portfolio                                                    .40%                           .40%
Seligman Cash Management Portfolio                                            .40%                            --*
Seligman Common Stock Portfolio                                               .40%                           .40%
Seligman Communications and Information Portfolio                             .75%                           .75%
Seligman Frontier Portfolio                                                   .75%                           .75%
Seligman Henderson Global Growth Opportunities Portfolio                      1.00%                          1.00%
Seligman Henderson Global Smaller Companies Portfolio                         1.00%                          1.00%
Seligman Henderson Global Technology Portfolio                                1.00%                          1.00%
Seligman Henderson International Portfolio                                    1.00%                          1.00%
Seligman High-Yield Bond Portfolio                                            .50%                           .50%
Seligman Income Portfolio                                                     .40%                           .40%
Seligman Large-Cap Growth Portfolio                                 .70% on first $1 billion;                N/A**
                                                                    .65% on next $1 billion;
                                                                         .60% thereafter

Seligman Large-Cap Value Portfolio                                 .80% on first $500 million;               .80%
                                                                   .70% on next $500 million;
                                                                         .60% thereafter

Seligman Small-Cap Value Portfolio                                1.00% on first $500 million;               1.00%
                                                                   .90% on next $500 million;
                                                                         .80% thereafter

* Seligman voluntarily waived its management fee for the Seligman Cash Management Portfolio. There is no assurance that Seligman will continue this policy in the future.

**   Seligman Large-Cap Growth Portfolio commenced operation on May 1, 1999.


The Fund's Subadviser

The Fund's subadviser is Henderson Investment Management Limited (HIML), 3 Finsbury Avenue, London EC2M 2PA. HIML, established in 1984, is a wholly owned subsidiary of Henderson plc, a United Kingdom corporation. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. HIML provides investment advice, research and assistance with respect to the non-US investments of each of the Seligman Henderson Portfolios of the Fund. Seligman pays HIML a fee for its services in respect of each Seligman Henderson Portfolio based on the assets under HIML's supervision. This fee does not affect the fees paid by any Portfolio.

Prior to July 1, 1998, Seligman Henderson Co. served as subadviser to the Fund. Seligman Henderson Co. was founded in 1991 as a general partnership between Seligman and Henderson International, Inc., a wholly owned subsidiary of Henderson plc. Each partner owns an equal 50% ownership in the partnership. Seligman paid Seligman Henderson Co. for its services to the Seligman Henderson Portfolios.

YEAR 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Fund relies upon service providers and their computer systems for its day-to-day operations. Many of the Fund's service providers in turn depend upon computer systems of their vendors. Seligman and SDC have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Fund's other service providers and vendors. The team is comprised of several information technology and business professionals as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to the Board of Directors of the Fund and its Audit Committee.

The team has identified the service providers and vendors who furnish critical services or software systems to the Fund, including securities firms that execute portfolio transactions for the Fund and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Fund. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans - recovery efforts the team will employ in the event that year 2000 issues adversely affect the Fund. The team anticipates finalizing these plans in the near future.

The Fund anticipates the team will implement all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Fund believes that the critical systems on which it relies will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Fund's critical service providers are not successful in implementing their year 2000 plans, the Fund's operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.

In addition, the Fund may hold securities of issuers whose underlying business leaves them susceptible to year 2000 issues. The Fund may also hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, are also susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If the Fund holds these securities, the Fund's performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Fund may be adversely affected if the exchanges, markets, depositories, clearing agencies, or government or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner.

SDC has informed the Fund that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Fund will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC.


Euro Conversion

On January 1, 1999, eleven of the fifteen member countries in the European Union adopted a common legal currency, called the "euro". For European issuers, and other entities with significant markets or operations in Europe (whether or not in the participating countries), the euro conversion may create strategic challenges as these entities adapt to a single transnational currency.

The Fund, Seligman, and HIML are monitoring the changing marketplace in Europe to seek to identify investment opportunities created by the euro and avoid investments that may adversely affect the performance of any Portfolio. Despite these efforts, a Portfolio's performance may be adversely affected if the issuers of securities that are purchased, held, or sold by the Portfolio do not adapt to the potential changes in the European marketplace as a result of the euro. For example, the euro will likely result in greater price transparency (making it more difficult for businesses to charge different prices for the same products on a country-by-country basis), thereby creating a more competitive marketplace in Europe. As a result, European issuers and other issuers with significant markets or operations in Europe (whether or not in the participating countries), may be adversely affected if they do not respond to this new competitive marketplace by cutting costs and streamlining operations. Further, any participating country may opt out of the euro within the first three years. A participating country may decide to opt out of the euro for several reasons, including high unemployment, lack of economic growth, or frustration with the lack of unity in the participating countries' economies. The risk of one or more participating countries opting out of the euro is enhanced by the participating countries' lack of control over their own monetary policies as they have delegated this function to the European Central Bank. Issuers in a participating country, as well as other issuers globally, may be adversely impacted in the event that a participating country terminates its participation in the euro or the euro itself collapses due to disagreements among the governments of the participating countries.

Shareholder Information

PRICING AND FUND SHARES

When you buy or sell shares, you do so at the applicable Portfolio's net asset value (NAV) next calculated after your request is received by Canada Life or MBL Life. If your purchase or sell request is received by Canada Life or MBL Life by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), it will be executed at the applicable Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

If your purchase or sell request is received by Canada Life or MBL Life after the close of regular trading on the NYSE, your request will be executed at the applicable Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The NAV of each Portfolio is computed each day, Monday through Friday, on days that the NYSE is open for trading. Securities owned by each Portfolio are valued at current market prices. If reliable market prices are unavailable, securities are value in accordance with procedures approved by the Fund's Board of Directors.


HOW TO PURCHASE AND SELL SHARES

Shares of the Fund's Portfolios are offered only to Canada Life Accounts and Seligman Mutual Benefit Plan. Shares of some Portfolios of the Fund may not be offered to all Canada Life Accounts. Additionally, MBL Life no longer accepts applications for new contracts nor will it accept additional purchase payments under existing contracts.

Shares of the Fund's Portfolios will be purchased and sold by Canada Life Accounts, and sold by Seligman Mutual Benefit Plan, at net asset value without charge. However, the Canada Life Accounts and Seligman Mutual Benefit Plan are subject to certain fees and charges. These fees and charges are described in the prospectuses or disclosure documents for the Canada Life Accounts and Seligman Mutual Benefit Plan, which should be read together with this Prospectus.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends and capital gain distributions from each of the Portfolios, except the Seligman Cash Management Portfolio, will be declared and paid annually and will be reinvested in additional shares (at net asset value) of the Portfolio that declared such dividend or capital gain distribution. Dividends on the Seligman Cash Management Portfolio will be declared daily and reinvested monthly in additional shares of such Portfolio; it is not expected that this Portfolio will realize capital gains.


TAXES

The Fund's Portfolios will be subject to federal income tax only with respect to undistributed net investment income and net realized capital gain.

Dividends or capital gain distributions are generally not currently taxable to owners of the Canada Life Accounts or Seligman Mutual Benefit Plan. Each of the Fund's Portfolios will be treated as a separate entity for income tax purposes. Further information regarding the tax consequences of an investment in the Fund is contained in the separate prospectuses or disclosure documents of the Canada Life Accounts or Seligman Mutual Benefit Plan.

Financial Highlights

The tables below are intended to help you understand each Portfolio's financial performance for the past five years or, if less than five years, the period of the Portfolio's operations. Certain information reflects financial results for a single share of a Portfolio that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Portfolio. Total returns do not reflect the effect of any administration fees or sales charges associated with variable annuity accounts, independent auditors, have audited this information. Their report, along with each Portfolio's financial statements, is included in the Fund's annual report, which is available upon request.


Seligman Bond Portfolio

                                                                       Year ended December 31,
                                                  -----------------------------------------------------------------
                                                   1998           1997           1996           1995          1994
                                                  ------         ------         ------         ------        ------
Per Share Data:*
Net asset value, beginning of period ......                      $ 9.89         $10.44         $ 9.27        $10.11
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** .................                         .54            .57            .61           .50
  Net gains or losses on securities (both
  realized and unrealized) ................                         .35           (.55)          1.17          (.84)
                                                  ------         ------         ------         ------        ------
Total from investment operations ..........                         .89            .01           1.78          (.34)
                                                  ------         ------         ------         ------        ------
Less distributions:
  Dividends (from net
  investment income) ......................                        (.54)          (.56)          (.61)         (.50)
                                                  ------         ------         ------         ------        ------
Total distributions .......................                        (.54)          (.56)          (.61)         (.50)
                                                  ------         ------         ------         ------        ------
Net asset value, end of period ............                      $10.24         $ 9.89         $10.44        $ 9.27
                                                  ======         ======         ======         ======        ======
Total return ..............................                       8.98%           .09%         19.18%         (3.40)

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..                      $7,232         $5,015         $4,497        $3,606
Ratio of expenses to average net assets** .                        .60%           .60%           .60%          .60%
Ratio of net income to average
  net assets** ............................                       6.22%          5.97%          6.22%         5.12%
Portfolio turnover rate ...................                     170.12%        199.74%        114.42%       237.23%

Seligman Capital Portfolio

                                                                       Year ended December 31,
                                                  -----------------------------------------------------------------
                                                   1998           1997           1996           1995          1994
                                                  ------         ------         ------         ------        ------
Per Share Data:*
Net asset value, beginning of period ......                      $16.01         $14.91         $12.70        $14.95
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** .................                         .03            .04            .05           .02
  Net gains or losses on securities (both
  realized and unrealized) ................                        3.35           2.12           3.38          (.70)
                                                  ------         ------         ------         ------        ------
Total from investment operations ..........                        3.38           2.16           3.43          (.68)
                                                  ------         ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) ......                       (1.26)         (1.02)         (1.18)        (1.55)
                                                  ------         ------         ------         ------        ------
  Dividends (from net
  investment income) ......................                        (.03)          (.04)          (.05)         (.02)
                                                  ------         ------         ------         ------        ------
Total distributions .......................                       (1.29)         (1.06)         (1.23)        (1.57)
                                                  ------         ------         ------         ------        ------
Net asset value, end of period ............                      $18.10         $16.01         $14.91        $12.70
                                                  ======         ======         ======         ======        ======
Total return ..............................                      21.31%         14.51%         27.17%         (4.59)

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..                     $20,400        $14,313         $9,294         5,942
Ratio of expenses to average net assets** .                        .60%           .59%           .60%          .60%
Ratio of net income to average
  net assets** ............................                        .16%           .29%           .32%          .10%
Portfolio turnover rate ...................                      93.97%         88.78%        122.20%        67.39%

----------
*    Per share amounts are calculated based on average shares outstanding.

Seligman Cash Management Portfolio

                                                                       Year ended December 31,
                                                  -----------------------------------------------------------------
                                                   1998           1997           1996           1995          1994
                                                  ------         ------         ------         ------        ------
Per Share Data:*
Net asset value, beginning of period ......                      $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** .................                         .05            .05            .06           .04
  Net gains or losses on securities (both
  realized and unrealized) ................                          --             --             --            --
                                                  ------         ------         ------         ------        ------
Total from investment operations ..........                         .05            .05            .06           .04
                                                  ------         ------         ------         ------        ------
Less distributions:
  Dividends (from net
  investment income) ......................                        (.05)          (.05)          (.06)         (.04)
                                                  ------         ------         ------         ------        ------
Total distributions .......................                        (.05)          (.05)          (.06)         (.04)
                                                  ------         ------         ------         ------        ------
Net asset value, end of period ............                      $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                                  ======         ======         ======         ======        ======
Total return ..............................                       5.52%          5.43%          5.60%          4.03

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..                      $8,635         $9,755         $7,800        $3,230
Ratio of expenses to average net assets** .                          --             --             --            --
Ratio of net income to average
  net assets** ............................                       5.39%          5.30%          5.48%         3.98%


Seligman Common Stock Portfolio


                                                                       Year ended December 31,
                                                  -----------------------------------------------------------------
                                                   1998          1997            1996           1995          1994
                                                  ------         ------         ------         ------        ------
Per Share Data:*
Net asset value, beginning of period ......                      $15.92         $15.44         $13.78        $14.98
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** .................                         .33            .33            .35           .37
  Net gains or losses on securities (both
  realized and unrealized) ................                        3.01           2.79           3.40          (.36)
                                                  ------         ------         ------         ------        ------
Total from investment operations ..........                        3.34           3.12           3.75           .01
                                                  ------         ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) ......                       (2.67)         (2.31)         (1.74)         (.82)
  Dividends (from net
  investment income) ......................                        (.32)          (.34)          (.35)         (.39)
                                                  ------         ------         ------         ------        ------
Total distributions .......................                       (2.99)         (2.65)         (2.09)        (1.21)
                                                  ------         ------         ------         ------        ------
Net asset value, end of period ............                      $16.28         $15.92         $15.44        $13.78
                                                  ======         ======         ======         ======        ======
Total return ..............................                      21.31%         20.08%         27.28%         0.04%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..                     $50,737        $37,168        $28,836       $20,168
Ratio of expenses to average net assets** .                        .53%           .53%           .54%          .60%
Ratio of net income to average
  net assets** ............................                       1.92%          1.99%          2.42%         2.45%
Portfolio turnover rate ...................                      80.13%         50.33%         55.48%        15.29%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman voluntarily waives its management fee and reimburses all expenses for the Cash Management Portfolio; and reimburses expenses (excluding its management fee) that exceed .20% per annum of the Common Stock Portfolio's average daily net assets. These amounts reflect the effect of these waivers and/or reimbursements. There is no assurance that Seligman will continue this policy in the future.

Seligman Communications & Information Portfolio

                                                                Year ended December 31,                    10/11/94+
                                                  ---------------------------------------------------          to
                                                   1998           1997           1996           1995        12/31/94
                                                  ------         ------         ------         ------       --------
Per Share Data:*
Net asset value, beginning of period ......                      $14.69         $13.50         $10.44        $10.00
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** .................                          --             --             --          (.02)
  Net gains or losses on securities (both
  realized and unrealized) ................                        3.05           1.19           4.02           .46
                                                  ------         ------         ------         ------        ------
Total from investment operations ..........                        3.05           1.19           4.02           .44
                                                  ------         ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) ......                       (4.65)            --           (.96)           --
                                                  ------         ------         ------         ------        ------
Total distributions .......................                       (4.65)            --           (.96)           --
                                                  ------         ------         ------         ------        ------
Net asset value, end of period ............                      $13.09         $14.69         $13.50        $10.44
                                                  ======         ======         ======         ======        ======
Total return                                                     22.22%          8.81%         38.55%         4.40%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..                     $87,633        $60,645        $38,442          $495
Ratio of expenses to average net assets** .                         .87            .87            .95           .95+
Ratio of net income to average
  net assets** ............................                        (.49)          (.32)          (.89)         (.95)+
Portfolio turnover rate ...................                     277.14%        167.20%         96.62%            --


Seligman Frontier Portfolio

                                                                Year ended December 31,                    10/11/94+
                                                  ---------------------------------------------------          to
                                                   1998           1997           1996           1995        12/31/94
                                                  ------         ------         ------         ------       --------
Per Share Data:*
Net asset value, beginning of period ......                      $14.98         $13.56         $10.58        $10.00
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** .................                          --             --             --          (.01)
  Net gains or losses on securities (both
  realized and unrealized) ................                        2.39           3.22           3.51           .59
                                                  ------         ------         ------         ------        ------
Total from investment operations ..........                        2.39           3.22           3.51           .58
                                                  ------         ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) ......                       (1.59)         (1.80)          (.53)           --
                                                  ------         ------         ------         ------        ------
Total distributions .......................                       (1.59)         (1.80)          (.53)           --
                                                  ------         ------         ------         ------        ------
Net asset value, end of period ............                      $15.78         $14.98         $13.56        $10.58
                                                  ======         ======         ======         ======        ======
Total return ..............................                      16.33%         23.93%         33.28%         5.80%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..                     $42.973        $31,672        $12,476          $169
Ratio of expenses to average net assets** .                         .89            .92            .95           .95++
Ratio of net income to average
  net assets** ............................                        (.05)          (.37)          (.55)         (.70)++
Portfolio turnover rate ...................                     101.68%        119.74%        106.48%            --

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman voluntarily reimburses expenses (excluding its management fee) that exceed .20% per annum of the Portfolio's average daily net assets. These amounts reflect the effect of these waivers. There is no assurance that Seligman will continue this policy in the future.

+    Commencement of investment operations.

++   Annualized.

Seligman Henderson Global Growth Opportunities Portfolio

                                                                                      Year ended
                                                                                     December 31,           5/1/96+
                                                                                ---------------------          to
                                                                                 1998           1997        12/31/96
                                                                                ------         ------       --------
Per Share Data:*
Net asset value, beginning of period ...................................                       $ 9.91        $10.00
                                                                                ------         ------        ------
Income from investment operations:
  Net investment income ................................................                            --           --
  Net gains or losses on securities (both realized and unrealized) .....                         1.80           .02
  Net gains or losses on foreign currency transactions
    (both realized and unrealized) .....................................                         (.56)         (.10)
                                                                                ------         ------        ------
Total from investment operations .......................................                         1.24          (.08)
                                                                                ------         ------        ------
Less distributions:
  Distributions (from capital gains) ...................................                         (.12)           --
                                                                                ------         ------        ------
  Dividends (from net investment income)
Total distributions ....................................................                            --         (.01)
                                                                                ------         ------        ------
Net asset value, end of period .........................................                        $(.12)        $(.01)
                                                                                ======         ======        ======
Total return ...........................................................                       11.03%         9.91%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ...............................                       $5,449        $1,590
Ratio of expenses to average net assets ................................                         1.40          1.40+++
Ratio of net income to average net assets ..............................                         .01%          .37%
Portfolio turnover rate ................................................                       77.85%        12.99%


Seligman Henderson Global Smaller Companies Portfolio

                                                                Year ended December 31,                    10/11/94++
                                                  ---------------------------------------------------          to
                                                   1998           1997           1996           1995        12/31/94
                                                  ------         ------         ------         ------        ------
Per Share Data:*
Net asset value, beginning of period .......                     $12.87         $11.67         $10.31        $10.00
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income ....................                        .02            .02            .05           .06
  Net gains or losses on securities (both
  realized and unrealized) .................                       1.17           2.31           2.04           .27
  Net gains or losses on
  foreign currency transactions
  (both realized and unrealized) ...........                       (.75)          (.16)          (.30)          .03
                                                  ------         ------         ------         ------        ------
Total from investment operations ...........                        .44           2.17           1.79           .36
                                                  ------         ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) .......                       (.31)          (.95)          (.38)           --
  Dividends (from net investment income) ...                       (.02)          (.02)          (.05)         (.04)
                                                  ------         ------         ------         ------        ------
Total distributions ........................                       (.33)          (.97)          (.43)         (.04)
                                                  ------         ------         ------         ------        ------
Net asset value, end of period .............                     $12.98         $12.87         $11.67        $10.31
                                                  ======         ======         ======         ======        ======
Total return ...............................                      3.43%         18.66%         17.38%         3.53%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ...                    $20,505        $16,876         $4,837          $132
Ratio of expenses to average net assets ....                       1.40           1.40           1.39          1.20+++
Ratio of net income to average
  net assets ...............................                        .24            .23            .64          3.14+++
Portfolio turnover rate ....................                     64.81%         62.31%         55.65%            --

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co. (HIML for periods after 7/1/98) voluntarily waived a portion of the management fees and/or reimbursed expenses for the Portfolio. These amounts reflect the effect of these waivers and/or reimbursements. There is no assurance that Seligman or HIML will continue this policy in the future.

+    Commencement of operations.

++   Commencement of investment operations.

+++  Annualized.

Seligman Henderson Global Technology Portfolio

                                                                                      Year ended
                                                                                     December 31,           5/1/96+
                                                                                ---------------------          to
                                                                                 1998           1997        12/31/96
                                                                                ------         ------       --------
Per Share Data:*
Net asset value, beginning of period ..................................                        $10.32        $10.00
                                                                                ------         ------        ------
Income from investment operations:
  Net investment income** .............................................                           .01            --
  Net gains or losses on securities (both realized and unrealized) ....                          2.15           .31
  Net gains or losses on foreign currency transactions
    (both realized and unrealized) ....................................                          (.19)         (.09)
                                                                                ------         ------        ------
Total from investment operations ......................................                          1.96           .40
                                                                                ------         ------        ------
Less distributions:
  Distributions (from capital gains) ..................................                         (1.69)         (.08)
  Dividends (from net investment income) ..............................                          (.01)            --
                                                                                ------         ------        ------
Total distributions ...................................................                         (1.70)         (.08)
                                                                                ------         ------        ------
Net asset value, end of period ........................................                        $10.59        $10.32
                                                                                ======         ======        ======
Total return ..........................................................                        19.53%         4.01%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)                                                       $3,686        $1,364
Ratio of expenses to average net assets** .............................                          1.40          1.40++
Ratio of net income to average net assets** ...........................                           .12           .60++
Portfolio turnover rate ...............................................                       167.36%        45.04%

Seligman Henderson International Portfolio

                                                                       Year ended December 31,
                                                  -----------------------------------------------------------------
                                                   1998           1997           1996           1995          1994
                                                  ------         ------         ------         ------        ------
Per Share Data:*
Net asset value, beginning of period .......                     $12.96         $12.39         $11.34        $11.37
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** ..................                        .03            .07            .15           .13
  Net gains or losses on securities (both
  realized and unrealized) .................                       2.11           1.12            .90          (.31)
  Net gains or losses on
  foreign currency transactions
  (both realized and unrealized) ...........                      (1.06)          (.32)           .24           .33
                                                  ------         ------         ------         ------        ------
Total from investment operations ...........                       1.08            .87           1.29           .15
                                                  ------         ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) .......                       (.47)          (.24)          (.09)         (.12)
  Dividends (from net investment income) ...                       (.03)          (.07)          (.15)         (.06)
                                                  ------         ------         ------         ------        ------
Total distributions ........................                       (.50)          (.31)          (.24)         (.18)
                                                  ------         ------         ------         ------        ------
Net asset value, end of period .............                     $13.54         $12.96         $12.39        $11.34
                                                  ======         ======         ======         ======        ======
Total return ...............................                      8.35%          7.08%         11.34%         1.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ...                     $9,182         $7,242         $4,183        $1,776
Ratio of expenses to average net assets** ..                       1.40           1.40           1.35          1.20
Ratio of net income to average net assets**                         .43            .70           1.01          1.17
Portfolio turnover rate ....................                     89.43%         48.53%         41.40%        47.34%

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman and Seligman Henderson Co. (HIML for periods after 7/1/98) voluntarily waived a portion of the management fees and/or reimbursed expenses for the Portfolio. These amounts reflect the effect of these waivers and/or reimbursements. There is no assurance that Seligman or HIML will continue this policy in the future.

+    Commencement of operations.

++   Annualized.

Seligman High-Yield Bond Portfolio

                                                                       Year ended December 31,              5/1/95+
                                                                 ------------------------------------          to
                                                                  1998           1997           1996        12/31/95
                                                                 ------         ------         ------       --------
Per Share Data:*
Net asset value, beginning of period ..................                         $11.19         $10.50        $10.00
                                                                 ------         ------         ------        ------
Income from investment operations:
  Net investment income** .............................                            .91            .77           .22
  Net gains or losses on securities (both
  realized and unrealized) ............................                            .78            .77           .52
                                                                 ------         ------         ------        ------
Total from investment operations ......................                           1.69           1.54           .74
                                                                 ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) ..................                           (.11)          (.08)         (.02)
  Dividends (from net investment income) ..............                           (.90)          (.77)         (.22)
                                                                 ------         ------         ------        ------
Total distributions ...................................                          (1.01)          (.85)         (.24)
                                                                 ------         ------         ------        ------
Net asset value, end of period ........................                         $11.87         $11.19        $10.50
                                                                 ======         ======         ======        ======
Total return ..........................................                         15.09%         14.62%         7.37%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..............                        $23,268        $11,176        $3,009
Ratio of expenses to average net assets** .............                            .70            .70           .70++
Ratio of net income to average net assets** ...........                          9.61%          9.77%         7.46%++
Portfolio turnover rate ...............................                         74.54%        117.01%        67.55%


Seligman Income Portfolio

                                                                       Year ended December 31,
                                                  -----------------------------------------------------------------
                                                   1998           1997           1996           1995          1994
                                                  ------         ------         ------         ------        ------
Per Share Data:*
Net asset value, beginning of period ......                      $10.52         $10.56         $ 9.97        $11.38
                                                  ------         ------         ------         ------        ------
Income from investment operations:
  Net investment income** .................                         .56            .58            .60           .69
  Net gains or losses on securities (both
  realized and unrealized) ................                         .91            .13           1.19         (1.37)
                                                  ------         ------         ------         ------        ------
Total from investment operations ..........                        1.47            .71           1.79          (.68)
                                                  ------         ------         ------         ------        ------
Less distributions:
  Distributions (from capital gains) ......                        (.64)          (.17)          (.60)           --
  Dividends (from net
  investment income) ......................                        (.54)          (.58)          (.60)         (.73)
                                                  ------         ------         ------         ------        ------
Total distributions .......................                       (1.18)          (.75)         (1.20)         (.73)
                                                  ------         ------         ------         ------        ------
Net asset value, end of period ............                      $10.80         $10.52         $10.56         $9.97
                                                  ======         ======         ======         ======        ======
Total return ..............................                      14.02%          6.66%         17.98%         (5.96)

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..                     $13,835        $13,717        $12,619       $10,050
Ratio of expenses to average net assets** .                         .60            .59            .60           .60
Ratio of net income to average
  net assets** ............................                        4.71           5.37           5.55          6.34
Portfolio turnover rate ...................                      96.99%         19.59%         51.22%         29.76

----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman voluntarily reimburses expenses (excluding its management fee) that exceed .20% per annum of the Portfolio's average daily net assets. These amounts reflect the effect of these reimbursements. There is no assurance that Seligman will continue this countinue this policy in the futre.

+    Commencement of operations.

++   Annualized.

Seligman Large-Cap Value Portfolio

                                                                         5/1/98+
                                                                           to
                                                                        12/31/98
                                                                        --------
Per Share Data:*
Net asset value, beginning of period ...............................
                                                                          -----
Income from investment operations:
  Net investment income** ..........................................
  Net gains or losses on securities (both realized and unrealized) .
                                                                          -----
Total from investment operations ...................................
                                                                          -----
Less distributions:
  Distributions (from capital gains) ...............................
                                                                          -----
Total distributions ................................................
                                                                          -----
Net asset value, end of period .....................................
                                                                          =====
Total return .......................................................

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ...........................
Ratio of expenses to average net assets** ..........................
Ratio of net income to average net assets** ........................
Portfolio turnover rate ............................................


Seligman Small-Cap Value Portfolio

                                                                         5/1/98+
                                                                           to
                                                                        12/31/98
                                                                        --------
Per Share Data:*
Net asset value, beginning of period ...............................
                                                                          -----
Income from investment operations:
  Net investment income** ..........................................
  Net gains or losses on securities (both realized and unrealized) .
                                                                          -----
Total from investment operations ...................................
                                                                          -----
Less distributions:
  Distributions (from capital gains) ...............................
                                                                          -----
Total distributions ................................................
                                                                          -----
Net asset value, end of period .....................................
                                                                          =====
Total return .......................................................

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ...........................
Ratio of expenses to average net assets** ..........................
Ratio of net income to average net assets** ........................
Portfolio turnover rate ............................................
----------
*    Per share amounts are calculated based on average shares outstanding.

** Seligman voluntarily reimburses total expenses (including the management fee) that exceed .80% and 1.00%, respectively, of the Seligman Large-Cap Value and Seligman Small-Cap Value Portfolios. These amounts reflect the effect of these waivers. There is no assurance that Seligman will continue this policy in the future.

+    Commencement of operations

For More Information


================================================================================
The following information is available without charge upon request: Call toll-free (800) 221-2783 in the US or (212) 850-1864 outside the US.

Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.
================================================================================



                            SELIGMAN ADVISORS, INC.
                                an affiliate of


                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017




Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC 20549-6009.

SEC FILE NUMBER:  811-5221

                            SELIGMAN PORTFOLIOS, INC.

                       Statement of Additional Information
                                   May 1, 1999

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Portfolios, Inc., dated May 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents

         Fund History.............................................  2
         Description of the Fund and its Investments and Risks....  2
         Management of the Fund................................... 14
         Investment Advisory and Other Services................... 20
         Brokerage Allocation and Other Practices................. 23
         Capital Stock and Other Securities....................... 24
         Purchase, Redemption, and Pricing of Shares.............. 24
         Taxation of the Fund..................................... 26
         Financial Statements..................................... 26
         General Information...................................... 26
         Appendix A .............................................. 27
         Appendix B .............................................. 30

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland on June 24, 1987 under the name Seligman Mutual Benefit Portfolios, Inc. The Fund's name was changed to Seligman Portfolios, Inc. on April 15, 1993.

              Description of the Fund and Its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund. The Fund consists of the following fifteen separate and independent
Portfolios:

Seligman Bond Portfolio                                           Seligman Henderson Global Technology Portfolio
Seligman Capital Portfolio                                        Seligman Henderson International Portfolio
Seligman Cash Management Portfolio                                Seligman High-Yield Bond Portfolio
Seligman Common Stock Portfolio                                   Seligman Income Portfolio
Seligman Communications and Information Portfolio                 Seligman Large-Cap Growth Portfolio
Seligman Frontier Portfolio                                       Seligman Large-Cap Value Portfolio
Seligman Henderson Global Growth Opportunities Portfolio          Seligman Small-Cap Value Portfolio
Seligman Henderson Global Smaller Companies Portfolio

Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 1 ("CLAVA-1"), Canada Life of America Variable Annuity Account 2 ("CLAVA-2"), Canada Life of America Annuity Account 2 ("CLAA-2"), Canada Life of America Annuity Account 3 ("CLAA-3"), Canada Life of New York Variable Annuity Account 1 ("CLNYVA-1") and Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") (collectively, "Canada Life Accounts"), each of which is a separate account of either Canada Life Insurance Company of America or Canada Life Insurance Company of New York, (collectively, "Canada Life"). Shares of certain Portfolios of the Fund may not be offered to all Canada Life Accounts.

Shares of the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio are also provided as the investment medium for Mutual Benefit Variable Contract Account-9 ("VCA-9" or "Seligman Mutual Benefit Plan") established by MBL Life Assurance Corporation ("MBL Life"). However, MBL Life no longer accepts application for nor contracts nor will it accept additional purchase payments under existing contracts.

CLAVA-1, CLAVA-2, CLNYVA-1 and CLNYVA-2 are each registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and fund variable annuity contracts ("VA Contracts") issued by Canada Life and distributed by Seligman Financial Services, Inc. CLAA-2 and CLAA-3 are not registered or regulated under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act. CLAA-2 and CLAA-3 fund annuity contracts ("CLAA contracts") issued by Canada Life and distributed by Seligman Advisors, Inc. which may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in Section 401 of the Internal Revenue Code of 1986. VCA-9 is registered as a unit investment trust under the 1940 Act and funds variable annuity contracts ("VCA-9 Contracts") issued by MBL Life.

Investment Strategies and Risks

The Prospectus discusses the investment objectives of each of the Fund's Portfolios and the policies each Portfolio employs to achieve its objectives. The following information regarding the Fund's Portfolios investment policies supplements the information contained in the Prospectus.

Convertible Bonds

Certain of the Portfolios may purchase convertible bonds. Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer's equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer's capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer's common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for a Portfolio, the investment manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and capability of management. In evaluating a convertible security, the investment manager gives emphasis to the attractiveness of the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer's discretion, in which case the investment manager would be forced to seek alternative investments. The Portfolio may invest in debt securities convertible into equity securities rated as low as CC by Standard & Poor's Rating Service ("S&P") or Ca by Moody's Investors Service, Inc. ("Moody's"). Debt securities rated below investment grade (frequently referred to as "junk bonds") often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. A description of credit ratings and risks associated with lower-rated debt securities is set forth in Appendix "A" to this Prospectus. The investment manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Portfolio's investment objectives.

Depositary Receipts

Each Portfolio may invest in securities represented by American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or Global Depositary Shares ("GDSs") (collectively, "Depositary Receipts"). ADRs and ADSs are instruments generally issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer. ADRs and ADSs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs, GDRs and GDSs are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the US, and therefore, the import of such information may not be reflected in the market value of such instruments. By investing in foreign securities, the Portfolios will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the US. The Fund's subadviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of a Portfolio's investments in one country may offset potential gains from investments in another country.

Derivatives

Each of the Portfolios may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. A Portfolio will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Portfolio to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. A Portfolio will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Portfolio's investment objective, and the risk associated with the investment. The only types of derivatives in which the Portfolios are currently permitted to invest, as described more fully below, are forward currency exchange contracts, put options, and rights and warrants.

Forward Currency Exchange Contracts

Each of the Seligman Henderson Global Growth Opportunities Portfolio, the Seligman Henderson Global Smaller Companies Portfolio, the Seligman Henderson Global Technology Portfolio and the Seligman Henderson International Portfolio (the "Seligman Henderson Portfolios") will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the US dollar value of securities it owns. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

A Portfolio may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of the Portfolio's securities denominated in such foreign currency. Under normal circumstances, the investment manager will limit forward currency contracts to not greater than 75% of a Portfolio's position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Portfolio. Under extraordinary circumstances, the Fund's subadviser may enter into forward currency contracts in excess of 75% of a Portfolio's position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, a Portfolio may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Fund's subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of a Portfolio and its ability to purchase additional securities.

Except as set forth above and immediately below, each Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. A Portfolio, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is "covered" by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Fund's subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

At the maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. However, a Portfolio may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Portfolio retains the portfolio security and engages in offsetting transactions, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Portfolio's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. A Portfolio is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Fund's subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Put Options

Each Portfolio, other than the Seligman Cash Management Portfolio, the Seligman Bond Portfolio, and the Seligman High-Yield Bond Portfolio, may purchase put options in an attempt to provide a hedge against a decrease in the market price of an underlying security held by a Portfolio. A Portfolio will not purchase options for speculative purposes. Purchasing a put option gives a Portfolio the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. This hedge protection is provided during the life of the put option since a Portfolio, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Portfolio would let the option expire resulting in a reduced profit on the underlying security equal to the cost of the put option premium and transaction costs.

When a Portfolio purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by a Portfolio, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. The cost of the put option is limited to the premium plus commission paid. A Portfolio's maximum financial exposure will be limited to these costs.

A Portfolio may purchase both listed and over-the-counter put options. A Portfolio will be exposed to the risk of counterparty nonperformance in the case of over-the-counter put options.

A Portfolio's ability to engage in option transactions may be limited by tax considerations

Rights and Warrants

Each Portfolio may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in each Portfolio's investment restrictions regarding such securities.

Each Portfolio may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Portfolio's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by each Portfolio in units or attached to securities may be deemed to have been purchased without cost.

Foreign Securities

Each of the Portfolios may invest up to 10% of its total assets in foreign securities (except the Seligman Henderson Portfolios, which may invest up to 100% of their total assets in foreign securities), except that this 10% limit does not apply to foreign securities held through Depositary Receipts, or to commercial paper and certificates of deposit issued by foreign banks. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the US. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers

IIliquid Securities

Each Portfolio, other than the Seligman Cash Management Portfolio, may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. Each Portfolio, other than the Seligman Cash Management Portfolio, may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Money Market Instruments

Each of the Portfolios, other than the Seligman Cash Management Portfolio, which intends to invest primarily in the money market instruments described below, may invest a portion of their assets in the following money market instruments.

US Government Obligations

US Government Obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the United States, such as US Treasury bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.

Bank Obligations

Bank obligations include US dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Commercial Paper and Short-Term Corporate Debt Securities

Commercial paper and short-term debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Mortgage-Backed Securities

Certain of the Portfolios may invest in mortgage-backed securities. Mortgage-backed securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.

The Government National Mortgage Association ("GNMA") is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association ("FNMA"), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

Repurchase Agreements

Each Portfolio may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the US Government. Repurchase agreements are transactions in which an investor (e.g., any of the Fund's Portfolios) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Portfolio. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Portfolio intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the Fund's Board of Directors. The creditworthiness of such institutions will be reviewed and monitored under the general supervision of the Board of Directors. The Portfolios will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. No Portfolio will enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

When-Issued Securities

The Seligman Bond Portfolio and the Seligman High-Yield Bond Portfolio may purchase securities on a when-issued basis. Settlement of such transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase. Although the Seligman High-Yield Bond Portfolio will purchase a security on a when-issued basis only with the intention of actually acquiring the securities, the Portfolio may sell these securities before the purchase settlement date if it is deemed advisable.

At the time a Portfolio enters into such a commitment both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, the market value of that Portfolio's assets may fluctuate more than otherwise would be the case. For this reason, accounts for each Portfolio will be established with the Fund's custodian consisting of cash and/or liquid high-grade debt securities equal to the amount of each Portfolio's when-issued commitment; these accounts will be valued each day and additional cash and/or liquid high-grade debt securities will be added to an account in the event that the current value of the when-issued commitment increases. When the time comes to pay for when-issued securities, a Portfolio will meet its respective obligations from then available cash flow, sale of securities held in the separate account, sale of other securities, or from the sale of the when-issued securities themselves (which may have a value greater or less than a Portfolio's payment obligations). Sale of securities to meet when-issued commitments carries with it a greater potential for the realization of capital gain or loss.

Short Sales

Each of the Seligman Henderson Portfolios may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

Lending of Portfolio Securities

Other than the Seligman Cash Management Portfolio, each of the Portfolios may lend portfolio securities to broker/dealers, banks or other institutional borrowers, provided that securities loaned by each of the Seligman Henderson Portfolios may not exceed 33 1/3% of the Portfolios' total assets taken at market value. The Portfolios will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund's custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Portfolio an amount equal to any dividends or interest paid on the securities. The lending Portfolio may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Portfolios will generally be short-term. Loans are subject to termination at the option of the lending Portfolio or the borrower. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The lending Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The lending Portfolio may loose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the lending Portfolio is insufficient to replace the loaned securities. In addition, the lending Portfolio is responsible for any loss that might result from its investment of the borrower's collateral.

Borrowing

Except as noted below, a Portfolio may borrow money only from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% of the value of the total assets of that Portfolio. In addition, the Seligman Frontier Portfolio, the Seligman High-Yield Bond Portfolio, the Seligman Large-Cap Growth Portfolio, the Seligman Large-Cap Value Portfolio, and the Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if such Portfolios have outstanding borrowings in excess of 5% of the value of their total assets.

The Seligman Capital Portfolio, the Seligman Common Stock Portfolio, the Seligman Communications and Information Portfolio, the Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and the Seligman Small-Cap Value Portfolio may from time to time borrow money in order to purchase securities. Borrowings may be made only from banks and each of these Portfolios may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing, or pledge more than 10% (15% for the Seligman Large-Cap Growth Portfolio, the Seligman Large-Cap Value Portfolio, and the Seligman Small-Cap Value Portfolio) of its total assets, taken at cost, to secure the borrowing. Current asset value coverage of three times any amount borrowed by the respective Portfolio is required at all times. Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will reduce the Portfolio's net investment income in any given period. Any gain in the value of securities purchased with money borrowed to an amount in excess of amounts borrowed plus interest would cause the net asset value of the Portfolio's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased to an amount below the amount borrowed plus interest would cause the net asset value to decrease more than would otherwise be the case.

Each of the Seligman Henderson Portfolios may from time to time borrow money for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Borrowings for the purchase of securities will not exceed 5% of the Portfolio's total assets and will be made at prevailing interest rates.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. Except as otherwise indicated below, restrictions No. 1 through 9 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding voting securities; restrictions No. 10 through 16 may be changed by the Fund's Board of Directors without such a vote. Under these restrictions, none of the Portfolios may:

1. Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing portfolio securities) in an amount not to exceed 10% (15% for the Seligman Large-Cap Growth Portfolio, the Seligman Large-Cap Value Portfolio, and the Seligman Small-Cap Value Portfolio) of the value of the total assets of the Portfolio; except that the Seligman Capital Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio may borrow to purchase securities provided that such borrowings are made only from banks, do not exceed one-third of the respective Portfolio's net assets (taken at market) and are secured by not more than 10% (15% for the Seligman Large-Cap Growth Portfolio, the Seligman Large-Cap Value Portfolio, and the Seligman Small-Cap Value Portfolio) of such assets (taken at cost); except that the Seligman Frontier Portfolio, the Seligman High-Yield Bond Portfolio, the Seligman Large-Cap Growth Portfolio, the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio will not purchase additional portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets; and except that each of the Seligman Henderson Portfolios may borrow money from banks to purchase securities in amounts not in excess of 5% of its total assets.

2. Mortgage, pledge or hypothecate any of its assets, except to secure borrowings permitted by paragraph 1 and provided that this limitation does not prohibit escrow, collateral or margin arrangements in connection with
     (a) the purchase or sale of covered options (including stock index options), (b) the purchase or sale of interest rate or stock index futures contracts or options on such contracts by any of the Fund's Portfolios otherwise permitted to engage in transactions involving such instruments or
     (c) in connection with the Fund's purchase of fidelity insurance and errors and omissions insurance, and provided, further, that Seligman High-Yield Bond Portfolio may mortgage, pledge or hypothecate its assets, but the value of such encumbered assets may not exceed 10% of that Portfolio's net asset value. This investment restriction No. 2 may be changed, with respect to the Seligman High-Yield Bond Portfolio, by the Fund's Board of Directors.

3. Make "short" sales of securities (except that each of the Seligman Henderson Portfolios may make short sales "against-the-box"), or purchase securities on "margin" except for short-term credits necessary for the purchase or sale of securities, provided that for purposes of this limitation, initial and variation payments or deposits in connection with transactions involving interest rate or stock index futures contracts and options on such contracts by any Portfolio permitted to engage in transactions involving such instruments will not be deemed to be the purchase of securities on margin.

4. With respect to 75% of its securities portfolio (or 100% of its securities portfolio, in the case of the Seligman High-Yield Bond Portfolio), purchase securities of any issuer if immediately thereafter more than 5% of its total assets valued at market would be invested in the securities of any one issuer, other than securities issued or guaranteed by the US Government, its agencies or instrumentalities; or buy more than 10% of the voting securities of any one issuer.

5. Invest more than 25% of the market value of its total assets in securities of issuers in any one industry (except securities issued or guaranteed by the US Government, its agencies or instrumentalities), provided that for the purpose of this limitation, mortgage-related securities do not constitute an industry; provided further that the Seligman Communications and Information Portfolio will invest at least 65% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries, except when investing for temporary defensive purposes; and provided further that the Seligman Cash Management Portfolio may invest more than 25% of its gross assets: (i) in the banking industry; (ii) in the personal credit institution or business credit institution industries; or (iii) in any combination of (i) and (ii).

6. Purchase or hold any real estate, except that the Seligman Bond Portfolio, the Seligman Large-Cap Growth Portfolio, the Seligman Large-Cap Value Portfolio, the Seligman Small-Cap Value Portfolio, and each of the Seligman Henderson Portfolios may engage in transactions involving securities secured by real estate or interests therein, and each of the Seligman Henderson Portfolios may purchase securities issued by companies or investment trusts that invest in real estate or interests therein.

7. Purchase or sell commodities and commodity futures contracts; except that the Board of Directors may authorize any Portfolio other than the Seligman Cash Management Portfolio and the Seligman High-Yield Bond Portfolio to engage in transactions involving interest rate and/or stock index futures and related options solely for the purposes of reducing investment risk and not for speculative purposes.

8. Underwrite the securities of other issuers, provided that the disposition of investments otherwise permitted to be made by any Portfolio (such as investments in securities that are not readily marketable without registration under the 1933 Act and repurchase agreements with maturities in excess of seven days) will not be deemed to render a Portfolio engaged in an underwriting investment if not more than 10% of the value of such Portfolio's total assets (taken at cost) would be so invested and except that in connection with the disposition of a security a Portfolio may be deemed to be an underwriter as defined in the 1933 Act.

9. Make loans, except loans of securities, provided that purchases of notes, bonds or other evidences of indebtedness, including repurchase agreements, are not considered loans for purposes of this restriction; provided further that each of the Seligman Henderson Global Portfolios may not make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the funds total assets.

10. Purchase illiquid securities for any Portfolio including repurchase agreements maturing in more than seven days and securities that cannot be sold without registration or the filing of a notification under Federal or state securities laws, if, as a result, such investment would exceed 15% of the value of such Portfolio's net assets.

11. Invest in oil, gas or other mineral exploration or development programs; provided, however, that this investment restriction shall not prohibit a Portfolio from purchasing publicly-traded securities of companies engaging in whole or in part in such activities.

12. Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Portfolios' obligations under the Deferred Compensation Plan for Directors, and except to the extent permitted by
     Section 12 of the 1940 Act.

13. Purchase securities of companies which, together with predecessors, have a record of less than three years' continuous operation, if as a result of such purchase, more than 5% of such Portfolio's net assets would then be invested in such securities; except that the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, each of the Seligman Henderson Portfolios and the Seligman High-Yield Bond Portfolio may each invest no more than 5% of total assets, at market value, in securities of companies which, with their predecessors, have been in operation less than three continuous years, excluding from this limitation securities guaranteed by a company that, including predecessors, has been in operation at least three continuous years. This restriction does not apply to the Seligman Large-Cap Growth Portfolio, the Seligman Large-Cap Value Portfolio or the Seligman Small-Cap Value Portfolio.

14.  Purchase securities of companies for the purpose of exercising control.

15. Purchase securities from or sell securities to any of its officers or Directors, except with respect to its own shares and as permissible under applicable statutes, rules and regulations. In addition, the Seligman High-Yield Bond Portfolio may not purchase or hold the securities of any issuer if, to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

16. Invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the value of assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund it will revoke the commitment by terminating sales in the state involved. The Fund also intends to comply with the diversification requirements under
Section 817(h) of the Internal Revenue Code of 1986, as amended. For a description of these requirements see the separate account prospectuses or disclosure documents of Canada Life or MBL Life, as applicable.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or of such Portfolio or (2) 67% or more of the shares of the Fund or of such Portfolio present at a shareholder's meeting if more than 50% of the outstanding shares of the Fund or of such Portfolio are represented at the meeting in person or by proxy.

Temporary Defensive Position

Each Portfolio may, from time to time, take a temporary defensive position in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions, or in anticipation of significant withdraws.

When the investment manager believes that market conditions warrant a temporary defensive position, a Portfolio may invest up to 100% of its assets in short-term instruments, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. A Portfolio's investments in foreign short-term instruments will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US short-term instruments. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States. In addition, the High-Yield Bond Portfolio may also invest in high-yield, medium and lower quality corporate notes.

Portfolio Turnover

The portfolio turnover rates for each Portfolio are calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the fiscal year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the years ended December 31, 1998 and 1997 for each Portfolio (except the Seligman Cash Management Portfolio; and the Seligman Large-Cap Growth Portfolio, which commenced operations on May 1, 1999) were as follows:


                                                              1998        1997
                                                              ----        ----

    Seligman Bond Portfolio                                              170.12%
    Seligman Capital Portfolio                                            93.97
    Seligman Common Stock Portfolio                                       80.13
    Seligman Communications and Information Portfolio                    277.14
    Seligman Frontier Portfolio                                          101.68
    Seligman Henderson Global Growth Opportunities Portfolio              77.85
    Seligman Henderson Global Smaller Companies Portfolio                 64.81
    Seligman Henderson Global Technology Portfolio                       167.36
    Seligman Henderson International Portfolio                            89.43
    Seligman High-Yield Bond Portfolio                                    74.54
    Seligman Income Portfolio                                             96.99
    Seligman Large-Cap Value Portfolio                                    --
    Seligman Small-Cap Value Portfolio                                    --

                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
      William C. Morris*         Director, Chairman of the       Chairman, J. & W. Seligman & Co. Incorporated,
             (60)                Board, Chief Executive          Chairman and Chief Executive Officer, the Seligman
                                 Officer and Chairman of the     Group of investment companies; Chairman, Seligman
                                 Executive Committee             Advisors, Inc, Seligman Services, Inc., and Carbo
                                                                 Ceramics Inc., ceramic proppants for oil and gas
                                                                 industry; Director, Seligman Data Corp., Kerr-McGee
                                                                 Corporation, diversified energy company; and Sarah
                                                                 Lawrence College; and a Member of the Board of
                                                                 Governors of the Investment Company Institute.
                                                                 Formerly, Director, Daniel Industries Inc.,
                                                                 manufacturer of oil and gas metering equipment.

        Brian T. Zino*           Director, President and         Director and President, J. & W. Seligman & Co.
             (46)                Member of the Executive         Incorporated; President (with the exception of
                                 Committee                       Seligman Quality Municipal Fund, Inc. and Seligman
                                                                 Select Municipal Fund, Inc.) and Director or Trustee,
                                                                 the Seligman Group of investment companies; Chairman,
                                                                 Seligman Data Corp.; Director, ICI Mutual Insurance
                                                                 Company; Seligman Advisors, Inc., and Seligman
                                                                 Services, Inc.

     Richard R. Schmaltz*        Director and Member of the      Director and Managing Director, Director of Investments, J. & W.
             (58)                Executive Committee             Seligman & Co. Incorporated; Director or Trustee, the Seligman
                                                                 Group of investment companies; Director, Seligman Henderson Co., and Trustee Emeritus of Colby College. Formerly, Director,
                                                                 Investment Research at Neuberger & Berman from May 1993 to
                                                                 September 1996.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
            -------                        ---------                                  ------------
        John R. Galvin                      Director             Dean, Fletcher School of Law and Diplomacy at Tufts
             (69)                                                University; Director or Trustee, the Seligman Group
       Tufts University                                          of investment companies; Chairman, American Council
        Packard Avenue,                                          on Germany; a Governor of the Center for Creative
       Medford, MA 02155                                         Leadership; Director; Raytheon Co., electronics;
                                                                 National Defense University; and the Institute for
                                                                 Defense Analysis.  Formerly, Director, USLIFE
                                                                 Corporation; Ambassador, US State Department for
                                                                 negotiations in Bosnia; Distinguished Policy Analyst
                                                                 at Ohio State University and Olin Distinguished
                                                                 Professor of National Security Studies at the United
                                                                 States Military Academy.  From June 1987 to June
                                                                 1992, he was the Supreme Allied Commander, Europe and
                                                                 the Commander-in-Chief, United States European
                                                                 Command.

       Alice S. Ilchman                     Director             Retired President, Sarah Lawrence College; Director or
             (63)                                                Trustee, the Seligman Group of investment companies;
      18 Highland Circle                                         Director, the Committee for Economic Development; and
     Bronxville, NY 10708                                        Chairman, The Rockefeller Foundation, charitable foundation.
                                                                 Formerly, Trustee, The Markle Foundation, philanthropic
                                                                 organization; and Director, NYNEX, telephone company; and
                                                                 International Research and Exchange Board, intellectual
                                                                 exchanges.

       Frank A. McPherson                   Director             Retired Chairman and Chief Executive Officer of
              (65)                                               Kerr-McGee Corporation; Director or Trustee, the
2601 Northwest Expressway,                                       Seligman Group of investment companies; Director,
           Suite 805E                                            Kimberly-Clark Corporation, consumer products; Bank
    Oklahoma City, OK 73112                                      of Oklahoma Holding Company; Baptist Medical Center;
                                                                 Oklahoma Chapter of the Nature Conservancy; Oklahoma
                                                                 Medical Research Foundation; and National Boys and
                                                                 Girls Clubs of America; and Member of the Business
                                                                 Roundtable and National Petroleum Council.  Formerly,
                                                                 Chairman, Oklahoma City Public Schools Foundation;
                                                                 and Director, Federal Reserve System's Kansas City
                                                                 Reserve Bank and the Oklahoma City Chamber of
                                                                 Commerce.


             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
            -------                        ---------                                  ------------
         John E. Merow                      Director             Retired Chairman and Senior Partner, Sullivan & Cromwell,
             (69)                                                law firm; Director or Trustee, the Seligman Group of
       125 Broad Street,                                         investment companies; Director, Commonwealth Industries,
      New York, NY 10004                                         Inc., manufacturers of aluminum sheet products; the Foreign
                                                                 Policy Association; Municipal Art Society of New York; the
                                                                 US Council for International Business; and New York
                                                                 Presbyterian Hospital; Chairman, American Australian
                                                                 Association; and New York Presbyterian Healthcare Network,
                                                                 Inc.; Vice-Chairman, the US-New Zealand Council; and Member
                                                                 of the American Law Institute and Council on Foreign
                                                                 Relations.

        Betsy S. Michel                     Director             Attorney; Director or Trustee, the Seligman Group of
             (56)                                                investment companies; Trustee, the Geraldine R. Dodge
         P.O. Box 449                                            Foundation, charitable foundation; and Chairman of
      Gladstone, NJ 07934                                        the Board of Trustees of St. George's School
                                                                 (Newport, RI). Formerly, Director, the National
                                                                 Association of Independent Schools (Washington, DC).

        James C. Pitney                     Director             Retired Partner, Pitney, Hardin, Kipp & Szuch, law
             (72)                                                firm; Director or Trustee, the Seligman Group of
 Park Avenue at Morris County,                                   investment companies. Formerly, Director, Public
 P.O. Box 1945, Morristown, NJ                                   Service Enterprise Group, public utility.
             07962

       James Q. Riordan                     Director             Director or Trustee, the Seligman Group of investment
             (71)                                                companies; Director, The Houston Exploration Company;
       675 Third Avenue,                                         The Brooklyn Museum, KeySpan Energy Corporation; and
          Suite 3004                                             Public Broadcasting Service; and Trustee, the
      New York, NY 10017                                         Committee for Economic Development. Formerly,
                                                                 Co-Chairman of the Policy Council of the Tax
                                                                 Foundation; Director, Tesoro Petroleum Companies,
                                                                 Inc. and Dow Jones & Company, Inc.; Director and
                                                                 President, Bekaert Corporation; and Co-Chairman,
                                                                 Mobil Corporation.

       Robert L. Shafer                     Director             Retired Vice President, Pfizer Inc.; Director or
             (66)                                                Trustee, the Seligman Group of investment companies.
     96 Evergreen Avenue,                                        Formerly, Director, USLIFE Corporation.
         Rye, NY 10580

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
            -------                        ---------                                  ------------
       James N. Whitson                     Director             Director and Consultant, Sammons Enterprises, Inc.; Director
             (63)                                                or Trustee, the Seligman Group of investment companies;
    6606 Forestshire Drive                                       C-SPAN; and CommScope, Inc. manufacturer of coaxial cables.
       Dallas, TX 75230                                          Formerly, Executive Vice President, Chief Operating Officer,
                                                                 Sammons Enterprises, Inc.; and Director, Red Man Pipe and
                                                                 Supply Company, piping and other materials.


    Brian Ashford- Russell        Vice President and Portfolio   Portfolio Manager, Seligman Henderson Co., advisers; and
             (40)                           Manager              Henderson plc, investment managers; Vice President and
                                                                 Portfolio Manager, one other open-end investment company in the Seligman Group; formerly, Portfolio Manager, Touche
                                                                 Remnant & Co., investment managers.


     Daniel J. Charleston         Vice President and Portfolio   Managing Director (formerly, Vice President, Investment
             (39)                           Manager              Officer), J. & W. Seligman & Co. Incorporated, investment
                                                                 managers and advisers; Vice President and Portfolio Manager, one other open-end investment company in the Seligman Group.


         Iain C. Clark            Vice President and Portfolio   Chief Investment Officer, Seligman Henderson Co., Advisers;
             (48)                           Manager              Vice President and Portfolio Manager, one other open-end
                                                                 investment company in the Seligman Group; Director and
                                                                 Senior Portfolio Manager, Henderson plc, investment
                                                                 managers; Director, Henderson International, Ltd.,
                                                                 investment managers; and Secretary, Treasurer and Vice
                                                                 President, Henderson International, Inc., investment
                                                                 adviser.


         Neil T. Eigen            Vice President and Portfolio   Managing Director, J. & W. Seligman & Co. Incorporated,
             (56)                           Manager              investment managers and advisers; Vice President and
                                                                 Portfolio Manager, two other open-end investment companies in the Seligman Group.


          Nitin Mehta             Vice President and Portfolio   Portfolio Manager, Seligman Henderson Co., advisers;and
             (38)                           Manager              Henderson plc, investment managers; and Vice President and
                                                                 Portfolio Manager, one other open-end investment company in the Seligman Group; formerly, Head of Currency Management
                                                                 and Derivatives, Quorum Capital Management; Investment
                                                                 Officer, International Finance Corp.; and Director of
                                                                 Equities, Shearson Lehman Global Asset Management.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
            -------                        ---------                                  ------------
        Arsen Mrakovcic           Vice President and Portfolio   Managing Director, J. & W. Seligman & Co.
              (33)                          Manager              Incorporated; Vice President and Portfolio Manager,
                                                                 two other open-end investment companies in the
                                                                 Seligman Group.  Formerly, Vice President, Investment
                                                                 Officer, J. & W. Seligman & Co. Incorporated from
                                                                 January 1995 to January 1996 and Portfolio Assistant,
                                                                 J. & W. Seligman & Co. Incorporated from June 1992 to
                                                                 January 1995.

     Marion S. Schultheis         Vice President and Portfolio   Managing Director, J. & W. Seligman & Co. Incorporated,
             (45)                           Manager              investment managers and advisers; Vice President and
                                                                 Portfolio Manager, two other open-end investment companies in the Seligman Group.


     Charles C. Smith, Jr.        Vice President and Portfolio   Managing Director (formerly, Senior Vice President and
             (42)                           Manager              Senior Investment Officer), J. & W. Seligman & Co.
                                                                 Incorporated, investment managers and advisers; Vice
                                                                 President and Portfolio Manager, two other open-end
                                                                 investment companies in the Seligman Group and
                                                                 Tri-Continental Corporation, closed-end investment company.


         Paul H. Wick             Vice President and Portfolio   Managing Director (formerly, Vice President, Investment
             (36)                           Manager              Officer), J. & W. Seligman & Co. Incorporated, investment
                                                                 managers and advisers; and Vice President and Portfolio
                                                                 Manager, two other open-end investment companies in the
                                                                 Seligman Group.


        Gary S.Zeltzer            Vice President and Portfolio   Senior Vice President, J. & W. Seligman & Co. Incorporated,
             (47)                           Manager              investment managers and advisers; Vice President and
                                                                 Portfolio Manager, two other open-end investment companies in the Seligman Group.


       Lawrence P. Vogel                 Vice President          Senior Vice President, Finance, J. & W. Seligman & Co.
             (42)                                                Incorporated, Seligman Advisors, Inc., and Seligman Data
                                                                 Corp.; Vice President, the Seligman Group of investment
                                                                 companies, and Seligman Services, Inc.; and Treasurer,
                                                                 Seligman Henderson Co.


        Frank J. Nasta                     Secretary             General Counsel, Senior Vice President, Law and
             (34)                                                Regulation and Corporate Secretary, J. & W. Seligman
                                                                 & Co. Incorporated; Secretary, the Seligman Group of
                                                                 investment companies, Seligman Advisors, Inc.,
                                                                 Seligman Henderson Co., Seligman Services, Inc., and
                                                                 Seligman Data Corp.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        With Fund                                  Past 5 Years
            -------                        ---------                                  ------------
         Thomas G. Rose                    Treasurer             Treasurer, the Seligman Group of investment companies
              (41)                                               and Seligman Data Corp.


The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

Directors and officers of the Fund are also directors and officers of some or all of the investment companies in the Seligman Group.

Compensation

                               Compensation Table

                                                                        Pension or            Total Compensation
                                                   Aggregate        Retirement Benefits           from Fund
                   Name and                      Compensation       Accrued as part of         and Fund Complex
              Position with Fund                 From Fund (1)         Fund Expenses        Paid to Directors (1)(2)
              ------------------                 -------------         -------------        ------------------------
William C. Morris, Director and Chairman               N/A                  N/A                       N/A
Brian T. Zino, Director and President                  N/A                  N/A                       N/A
Richard R. Schmaltz, Director                          N/A                  N/A                       N/A
John R. Galvin, Director                             $                      N/A                   $79,000
Alice S. Ilchman, Director                                                  N/A                    73,000
Frank A. McPherson, Director                                                N/A                    79,000
John E. Merow, Director                                                     N/A                    77,000
Betsy S. Michel, Director                                                   N/A                    79,000
James C. Pitney, Director                                                   N/A                    75,000
James Q. Riordan, Director                                                  N/A                    75,000
Robert L. Shafer, Director                                                  N/A                    75,000
James N. Whitson, Director                             (d)                  N/A                    79,000(d)

----------
(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1998. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated among all funds in the Fund Complex.

(2) The Seligman Group of investment companies consists of eighteen investment companies.

(d)  Deferred.

The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Fund has adopted a Deferred Compensation Plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the director. The cost of such fees and earnings is included in the directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of December 31, 1998 was $_______. Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $_______ and $________, respectively, as of December 31, 1998.

The Fund may, but is not obligated to, purchase shares of Seligman Group investment companies to hedge its obligations in connection with the Fund's Deferred Compensation Plan.

                     Investment Advisory and Other Services

The Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix "B" for further history about Seligman.

The Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio each pays Seligman a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .40% of the average daily net assets of each such Portfolio. The Seligman High-Yield Bond Portfolio pays Seligman a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .50% of the average daily net assets of such Portfolio. The Seligman Communications and Information Portfolio and Seligman Frontier Portfolio each pay Seligman a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .75% of the average daily net assets of each such Portfolio. The Seligman Large-Cap Value Portfolio pays Seligman a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .80% of the Portfolio's average daily net assets on the first $500 million of net assets, .70% of the Portfolio's average daily net assets on the next $500 million of net assets and
 .60% of the Portfolio' average daily net assets in excess of $1 billion. The Seligman Small-Cap Value Portfolio pays Seligman a management fee for its services, calculated daily and payable monthly, equal to an annual rate of 1.00% of the Portfolio's average daily net assets on the first $500 million of net assets, .90% of the Portfolio's average daily net assets on the next $500 million of net assets, and .80% of the Portfolio's average daily net assets in excess of $1 billion. The Seligman Large-Cap Growth Portfolio pays Seligman a management fee for its services, calculated daily and payable monthly, equal to an annual rate of .70% of the Portfolio's average daily net assets on the first $1 billion of net assets, .65% of the Portfolio's average daily net assets on the next $1 billion of net assets and .60% of the Portfolio's average daily net assets in excess of $2 billion. Each of the Seligman Henderson Portfolios pays Seligman a management fee for its services, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of each such Portfolio.

The following table indicates the management fees paid (or waived, in the case of Seligman Cash Management Portfolio) for the years 1998, 1997, and 1996 for each Portfolio (except the Seligman Large-Cap Growth Portfolio which commenced operations on May 1, 1999):

                                                                  1998            1997             1996
                                                                  ----            ----             ----
Seligman Bond Portfolio                                                       $  23,150         $ 18,034
Seligman Capital Portfolio                                                       70,147           48,339
Seligman Cash Management Portfolio*                                              38,042           36,532
Seligman Common Stock Portfolio                                                 178,662          134,264
Seligman Communications and Information Portfolio                               574,370          373,337
Seligman Frontier Portfolio                                                     282,248          165,050
Seligman Henderson Global Growth Opportunities Portfolio                         38,358            4,098**
Seligman Henderson Global Smaller Companies Portfolio                           200,415          110,169
Seligman Henderson Global Technology Portfolio                                   26,504            4,920**
Seligman Henderson International Portfolio                                       88,212           57,323
Seligman High-Yield Bond Portfolio                                               84,740           35,858
Seligman Income Portfolio                                                        54,451           49,574
Seligman Large-Cap Value Portfolio                                      ***
Seligman Small-Cap Value Portfolio                                      ***

----------
*    The Manager, at its discretion, waived all of its fees.

**   Fees paid from May 1, 1996 (commencement of operations) to December 31,
     1996.

***  Fees paid from May 1, 1998 (commencement of operations) to December 31,
     1998.


Under a Subadvisory Agreement dated July 1, 1998, Henderson Investment Management Limited (HIML) furnishes investment advice, research and assistance with respect to each of the Seligman Henderson Portfolio's non-US investments.

HIML, headquartered in the United Kingdom, was incorporated in 1984 and is a registered investment adviser under the Investment Advisers Act of 1940. HIML is a wholly owned subsidiary of Henderson plc. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. Henderson plc, headquartered in London, is one of the largest money managers in Europe.

HIML receives a fee from Seligman, equal to an annual rate of .50% of each of the Seligman Henderson Portfolio's average daily net assets under the supervision of HIML. The Subadvisory Agreement will continue until December 31, 1999 and from year to year thereafter (1) if such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) HIML shall not have notified Seligman in writing at least 60 days prior to such December 31 or prior to December 31 of any year thereafter that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days written notice to HIML. The Subadvisory Agreement will terminate automatically in the event of their assignment or upon the termination of the relevant Management Agreement.

The Management Agreements (and Subadvisory Agreement, in the case of the Seligman Henderson Portfolios) provide that Seligman (and HIML, in the case of the Seligman Henderson Portfolios) will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing their duties under the Management Agreements (or Subadvisory Agreement), except for willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the Management Agreements (or Subadvisory Agreement).

The Fund pays all its expenses other than those assumed by Seligman or HIML, including brokerage commissions, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal securities laws, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, fees and expenses of directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

The Management Agreement with respect to the Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio was approved by the Board of Directors on September 30, 1988 and by shareholders at a Special Meeting held on December 16, 1988. The Management Agreement with respect to the Seligman Henderson International Portfolio was approved by the Board of Directors on March 18, 1993. The Management Agreements with respect to the Seligman Communications and Information Portfolio, the Seligman Frontier Portfolio, and the Seligman Henderson Global Smaller Companies Portfolio were approved by the Board of Directors on July 21, 1994. The Management Agreement with respect to the Seligman High-Yield Bond Portfolio was approved by the Board of Directors on March 16, 1995. The Management Agreement with respect to the Seligman Henderson Global Growth Opportunities Portfolio and the Seligman Henderson Global Technology Portfolio was approved by the Board of Directors on March 21, 1996. The Management Agreement with respect to the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio was approved by the Board of Directors on March 19, 1998 and by the sole shareholder of each Portfolio on April 30, 1998. The Management Agreement with respect to the Seligman Large-Cap Growth Portfolio will be voted on by the Board of Directors on March 18, 1999. The Management Agreements will continue in effect until December 31 of each year, with respect to each Portfolio (except the Seligman Large-Cap Value Portfolio and the Seligman Small-Cap Value Portfolio, for which the Management Agreement is in effect until December 31, 1999, and then each December 31 thereafter) if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Portfolios and by a vote of a majority of the Directors who are not parties to the Management Agreements or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Management Agreements may be terminated at any time with respect to any or all Portfolios, by the Fund, without penalty, on 60 days' written notice to Seligman. Seligman may terminate the Management

Agreements at any time upon 60 days written notice to the Fund. The Management Agreements will terminate automatically in the event of their assignment. The Fund has agreed to change its name upon termination of the Management Agreements if continued use of the name would cause confusion in the context of Seligman's business.

The Code of Ethics

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman' Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Services Provided by the Investment Manager

Pursuant to management agreements between the Fund and Seligman in respect of the Portfolios and subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund's Portfolios, including making purchases and sales of portfolio securities consistent with each Portfolio's investment objectives and policies, and administers the Fund's business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors and/or officers of the Fund who are employees or consultants of Seligman except as otherwise provided by HIML.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman or HIML, regularly advise the Fund's Portfolios with respect to their investments.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

Seligman and HIML will seek the most favorable price and execution in the purchase and sale of portfolio securities of each Portfolio. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman or HIML desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman or HIML in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Portfolios deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Portfolio may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Brokerage commissions of each Portfolio (except the Seligman Bond Portfolio, Seligman Cash Management Portfolio and Seligman High-Yield Bond Portfolio; and the Seligman Large-Cap Growth Portfolio which commenced operations on May 1,
1999) for the years 1998, and if applicable, 1997 and 1996, are set forth in the following table:

                                                                                Total Brokerage
                                                                              Commissions Paid for
                                                                      Execution and Statistical Services (1)
                                                                     --------------------------------------
                                                                     1998             1997             1996
                                                                     ----             ----             ----
Seligman Capital Portfolio                                            $             $ 35,821         $ 19,283
Seligman Common Stock Portfolio                                                       74,489           37,709
Seligman Communications and Information Portfolio                                    235,341           82,832
Seligman Frontier Portfolio                                                           69,951           43,065
Seligman Henderson Global Growth Opportunities Portfolio                              15,812            4,056
Seligman Henderson Global Smaller Companies Portfolio                                 42,231           39,649
Seligman Henderson Global Technology Portfolio                                         6,589            2,037
Seligman Henderson International Portfolio                                            36,291           20,495
Seligman Income Portfolio                                                             11,228            1,483
Seligman Large-Cap Value Portfolio                                    *
Seligman Small-Cap Value Portfolio                                                      *

----------
(1)  Not including any spreads on principal transactions on a net basis.

*    Commissions paid from May 1, 1998 (commencement of operations).

Commissions

For the years ended December 31, 1998, 1997, and 1996, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, HIML, or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund's Portfolios. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in higher brokerage charges to the Fund's Portfolios than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Fund's Portfolios.

Directed Brokerage

During the Fund's year ended December 31, 1998, neither the Fund, Seligman, nor HIML directed any of the Fund's brokerage transactions to a broker because of research services provided.

Regular Broker-Dealers

During the Fund's year ended December 31, 1998, the Fund did not acquire securities of any of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       Capital Stock and other Securities

Capital Stock

The Fund is authorized to issue a total of 1,000,000,000 shares , each with a par value of $.001. The Fund presently has fifteen separate series of common stock, each of which maintains a separate investment portfolio, designated as follows: Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, Seligman Henderson International Portfolio, Seligman High-Yield Bond Portfolio, Seligman Income Portfolio, Seligman Large-Cap Growth Portfolio, Seligman Large-Cap Value Portfolio, and Seligman Small-Cap Value Portfolio. Each share represents an equal proportionate interest in the respective series and shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights, are transferable and are fully paid and non-assessable. In accordance with current policy of the Securities and Exchange Commission (the "SEC"), holders of the Canada Life Accounts and VCA-9 have the right to instruct Canada Life and MBL Life, respectively, as to voting of Fund shares held by such Canada Life Accounts and VCA-9, respectively, on all matters to be voted on by Fund shareholders. Such rights may change in accordance with changes in policies of the SEC. Voting rights of the participants in the Canada Life Accounts and VCA-9 are more fully set forth in the prospectus or disclosure document relating to that account, as applicable, which should be read together with this Prospectus. The Directors of the Fund have authority to create additional portfolios and to classify and reclassify shares of capital stock without further action by shareholders and additional series may be created in the future. Under Maryland corporate law, the Fund is not required to hold annual meetings and it is the intention of the Fund's Directors not to do so. However, special meetings of shareholders will be held for action by shareholders as may be required by the 1940 Act, the Fund's Articles of Incorporation and By-Laws, or Maryland corporate law.

Other Securities

The Fund has no authorized securities other than commonl stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Shares of the Portfolios are offered only to Canada Life Accounts. Shares of the Portfolios are no longer available for purchase by any participants in the Mutual Benefit Plan. Shares of the Portfolios will be purchased by Canada Life Accounts at net asset value, without charge. However, the Canada Life Accounts are sold subject to certain fees and charges. These fees and charges for the Canada Life Accounts are described in the prospectuses or disclosure documents for Canada Life Accounts, which should be read together with this Prospectus, as applicable.

Offering Price

The net asset value per share of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) each day that the New York Stock Exchange is open. Currently, the New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is the policy of the Seligman Cash Management Portfolio to use its best efforts to maintain a constant per share price equal to $1.00. Instruments held by the Seligman Cash Management Portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The foregoing method of valuation is permitted by Rule 2a-7 adopted by the SEC. Under this rule, the Seligman Cash Management Portfolio must maintain an average-weighted portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities determined by the Fund's Directors to be of high quality with minimal credit risks. In accordance with the rule, the Directors have established procedures designed to stabilize, to the extent reasonably practicable, the price per share as computed for the purpose of sales and redemptions of the Seligman Cash Management Portfolio at $1.00. Such procedures include review of the portfolio holdings by the Seligman Cash Management Portfolio and determination as to whether the net asset value of the Seligman Cash Management Portfolio, calculated by using available market quotations or market equivalents, deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the net asset value based upon available market quotations or market equivalents, and $1.00 per share net asset value, based on amortized cost, must be examined by the Directors. In the event that a deviation of .5 of 1% or more exists between the Portfolio's $1.00 per share net asset value and the net asset value calculated by reference to market gestations, or if there is any deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated. Any such action may include: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

With respect to each of the Seligman Henderson Portfolios, portfolio securities, including open short positions, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board of Directors determines that this amortized cost value does not represent fair market value.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock Exchange.

For purposes of determining the net asset value per share of the Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Purchase requests received by Canada Life by the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) are effected at the applicable Portfolio's net asset value per share calculated on the date such purchase or redemption requests are received.

Redemption in Kind

The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the SEC. It is not anticipated that shares will be redeemed for other than cash or its equivalent. However, the Fund reserves the right to pay the redemption price to the Canada Life Accounts and MBL Accounts in whole or in part, by a distribution in kind from the Fund's investment portfolio, in lieu of cash, taking the securities at their value employed for determining such redemption price, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If shares are redeemed in this way, brokerage costs will ordinarily be incurred by the Canada Life Accounts and VCA-9 in converting such securities into cash.

                              Taxation of the Fund

Each Portfolio of the Fund intends to continue to qualify as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended. Under such provisions, the Fund's Portfolios will be subject to federal income tax only with respect to undistributed net investment income and net realized capital gain. Each of the Fund's Portfolios will be treated as a separate entity. Information regarding the tax consequences of an investment in the Fund is contained in the separate prospectus or disclosure documents of the Canada Life Accounts and Mutual Benefit Plan, which should be read together with this SAI.

                              Financial Statements

The Annual Report to shareholders for the year ended December 31, 1998 contains a schedule of the investments of the Fund as of December 31, 1998, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.


                               General Information

Custodians

With the exception of each of the Seligman Henderson Portfolios, Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund, and in such capacity holds in a separate account assets received by it from or for the account of each of the Fund's Portfolios.

Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for each of the Seligman Henderson Portfolios, and in such capacity holds in a separate account assets received by it from or for the account of each of these Portfolios of the Fund.

Independent Auditors

_________, independent auditors, serve as auditors of the Fund and certify the annual financial statements of the Fund. Their address is 787 Seventh Avenue, New York, New York 10019.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high Financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICE ("S&P")

DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 .... Prior to 1900

o    Helps finance America's fledgling railroads through underwriting.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed US Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $3 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company, and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.

o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global and international investment products.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

                                                               File No. 33-15253
                                                                        811-5221


PART C.  OTHER INFORMATION

Item 23. Exhibits.

     All Exhibits have been previously filed, except Exhibits marked with an asterisk (*) which will be filed by amendment.

(a) Form of Articles of Amendment and Restatement of Articles of Incorporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(b)  By-laws  of  Registrant.   (Incorporated   by  reference  to   Registrant's
     Post-Effective Amendment No. 20 filed on April 17, 1997.)

(c)  Not applicable.

(d)  Investment Management Agreements.

     (1) Form of Management Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective No. 17 filed on February 15, 1996.)

     (2) Subadvisory Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (3) Form of Management Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on February 14, 1995.)

     (4) Management Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (5) Management Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio (formerly, Seligman Henderson Global Emerging Companies Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (6)  Subadvisory  Agreement in respect of Seligman Henderson Global Smaller
          Companies  Portfolio.   (Incorporated  by  reference  to  Registrant's
          Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (7) Management Agreement in respect of Seligman Henderson International Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (8) Subadvisory Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (9) Management Agreement in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (10) Management Agreement in respect of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(e)  Not applicable.

                                                               File No. 33-15253
                                                                        811-5221

PART C.  OTHER INFORMATION (cont'd)

(f) Deferred Compensation Plan for Directors of Seligman Portfolios, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

(g)  Custodian Agreements.

     (1) Form of Custodian Agreement in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (2) Form of First Amendment to Custodian Agreement in respect of Seligman Communications and Information and Seligman Frontier Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (3) Form of Recordkeeping Agreement in respect of Seligman Henderson International Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (4) Form of First Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Smaller Companies Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (5) Second Amendment to Custodian Agreement in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

     (6) Second Amendment to Recordkeeping Agreement in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 2, 1996.)

     (7) Custodian Agreement between Registrant and Morgan Stanley Trust Company in respect of the Seligman Henderson Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on November 1, 1996.)

(h)  Other Material Contracts.

     (1) Buy-Sell Agreement and Modification between the Registrant and The Mutual Benefit Life Insurance Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on April 26, 1993.)

     (2)  Form  of  Buy/Sell   Agreement  between  Registrant  and  Canada  Life
          Insurance   Company  of  America.   (Incorporated   by   reference  to
          Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (3)  Form  of  Buy/Sell   Agreement  between  Registrant  and  Canada  Life
          Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (4) Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond Securities, and Seligman Income Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (5) First Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson International Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

                                                               File No. 33-15253
                                                                        811-5221

PART C.   OTHER INFORMATION (cont'd)

     (6) Second Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Communications and Information, Seligman Frontier, and Seligman Henderson Global Smaller Companies Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (7) Third Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18, filed May 2, 1996.)

     (8) Fourth Amendment to Agency Agreement between Investors Fiduciary Trust Company, acting as Transfer and Dividend Disbursing Agent, and the Fund in respect of Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18, filed May 2, 1996.)

     (9) Form of Promotional Agent Distribution Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.), on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (10) Form of Promotional Agent Distribution Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc. ), on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (11) Form of Selling Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.), on behalf of Registrant and Canada Life Insurance Company of America. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (12) Form of Selling Agreement between Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.), on behalf of Registrant and Canada Life Insurance Company of New York. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)



(i)  Opinion and Consent of Counsel.

    *(1) Opinion and Consent of Counsel on behalf of Registrant's Seligman Large-Cap Growth Portfolio.

    *(2) Opinion and Consent of Counsel on behalf of Registrant's Seligman Bond Portfolio (formerly, Seligman Fixed-Income Portfolio), Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio and Seligman Income Portfolio.

     (3) Opinion and Consent of Counsel on behalf of Registrant's Seligman Henderson International Portfolio (formerly, Seligman Henderson Global Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on April 29, 1994.)

     (4) Opinion and Consent of Counsel on behalf of Registrant's Seligman Communication and Information Portfolio, Seligman Frontier Portfolio and Seligman Henderson Global Smaller Companies Portfolio (formerly, Seligman Henderson Global Emerging Companies Portfolio). (Incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on September 30, 1994.)

     (5) Opinion and Consent of Counsel on behalf of Registrant's Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

                                                               File No. 33-15253
                                                                        811-5221

PART C.  OTHER INFORMATION (cont'd)


     (6) Opinion and Consent of Counsel on behalf of Registrant's Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on May 1, 1996.)

     (7) Opinion and Consent of Counsel on behalf of Registrant's Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 28, 1998.)

(j)  *Consent  of   Independent   Auditors.

(k)  Not applicable.

(l)  Initial Capital Agreements.

    *(1) Form of Purchase Agreement (Investment Letter) for Registrant's Seligman Large-Cap Growth Portfolio.


     (2) Form of Purchase Agreement (Investment Letter) for Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Bond, and Seligman Income Portfolios. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (3)  Purchase   Agreement   (Investment   Letter)  for  Seligman  Henderson
          International Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

     (4) Purchase Agreement (Investment Letter) for Seligman High-Yield Bond Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on March 31, 1995.)

     (5) Purchase Agreement (Investment Letter) for Seligman Henderson Global Growth Opportunities Portfolio and Seligman Henderson Global Technology Portfolio. (Incorporated by reference to Registrant's Post-Effective Amendment No. 18, filed May 2, 1996.)

(m)  Not applicable.

(n)  *Financial Data Schedules.

(o)  Not applicable.


Other Exhibits:     Power of Attorney for Richard R. Schmaltz.  (Incorporated by
                    reference to Registrant's Post-Effective Amendment No. 22 filed on April 28, 1998.)

                    Powers  of   Attorney.   (Incorporated   by   reference   to
                    Registrant's Post-Effective Amendment No. 20 filed on April 17, 1997.)


Item 24.   Persons Controlled by or Under Common Control with Registrant.

     None.

                                                               File No. 33-15253
                                                                        811-5221

PART C.    OTHER INFORMATION (cont'd)

Item 25.   Indemnification.

     Reference is made to the provisions of Article Eleventh of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) of Registrant's Post-Effective Amendment No. 22 to the Registration Statement and Article IV of Registrant's Amended and Restated By-laws filed as
     Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 20 to the Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Investment Adviser.

     J. & W. Seligman & Co. Incorporated, a Delaware Corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc., and Tri-Continental Corporation.

     Seligman  Henderson  Co.   ("Subadviser")   serves  as  subadviser  to  the
     Registrant and Seligman Henderson Global Fund Series, Inc.

     The Manager and Subadviser each have an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-15798 and 801-55577, respectively), which were filed on March 25, 1998 and October 15, 1998, respectively.

Item 27.   Not applicable.

Item 28.   Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:

     Custodian for Seligman Bond Portfolio, Seligman Capital Portfolio, Seligman Cash Management Portfolio, Seligman Common Stock Portfolio, Seligman Communications and Information Portfolio, Seligman Frontier Portfolio, Seligman High-Yield Bond Portfolio, and Seligman Income Portfolio and Recordkeeping Agent for all Portfolios: Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.

                                                               File No. 33-15253
                                                                        811-5221

PART C.  OTHER INFORMATION (cont'd)

     Custodian for Seligman Henderson Global Growth Opportunities Portfolio, Seligman Henderson Global Smaller Companies Portfolio, Seligman Henderson Global Technology Portfolio, and Seligman Henderson International
     Portfolio: Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, New York 11201.

     Transfer,  Redemption  and  Other  Shareholder  Account  Services  for  all
     Portfolios: Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.

Item 29.   Management Services.

     Not applicable.

Item 30.   Undertakings.

     (1) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (2) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by
          Section 16(c) of the Investment Company Act of 1940.

                                                               File No. 33-15253
                                                                        811-5221

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 12th day of February, 1999.

                                         SELIGMAN PORTFOLIOS, INC.

                                         By: /s/ WILLIAM C. MORRIS
                                             -----------------------------------
                                             William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons, in the capacities indicated on February 12, 1999.


   Signature                                            Title
   ---------                                            -----

   /s/ BRIAN T. ZINO                         Chairman of the Board (Principal
   ----------------------                    executive officer) and Director
   William C. Morris*

   /s/ BRIAN T. ZINO                         Director and President
   ----------------------
   Brian T. Zino

   /s/ THOMAS G. ROSE                        Treasurer
   ----------------------
   Thomas G. Rose



John R. Galvin, Director              )
Alice S. Ilchman, Director            )
Frank A. McPherson, Director          )
John E. Merow, Director               )
Betsy S. Michel, Director             )    /s/ BRIAN T. ZINO
James C. Pitney, Director                  ---------------------------------
James Q. Riordan, Director            )    *Brian T. Zino, Attorney-In-Fact
Richard R. Schmaltz, Director         )
Robert L. Shafer, Director            )
James N. Whitson, Director            )
     )